As filed with the Securities and Exchange Commission on September 15, 2008

1933 Act File No. 033-57986
1940 Act File No. 811-07470

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 45	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No. 46	[ X ]
(Check appropriate box or boxes.)

HERITAGE SERIES TRUST
(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on September 15, 2008 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HERITAGE SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus for Class A and Class C shares of Small Cap Core Value Fund

Prospectus for Institutional Class - I shares of Small Cap Core Value Fund

Combined Prospectus for Retirement Classes – R-3 and R-5 shares of Small Cap Core Value Fund

Statement of Additional Information for Small Cap Core Value Fund

Part C of Form N-1A

Signature Page

            Exhibits

EAGLE SMALL CAP CORE VALUE FUND

Prospectus September 15, 2008 Class A and C shares

These securities have not been approved or disapproved by the Securities and Exchange Commission (“Commission”), nor has the Commission passed upon the accuracy or adequacy of the funds’ prospectus. Any representation to the contrary is a criminal offense.

EAGLE SMALL CAP CORE VALUE FUND

PROSPECTUS

ABOUT THE FUND	3

HISTORICAL PERFORMANCE OF ACCOUNTS SIMILAR TO THE EAGLE SMALL CAP CORE VALUE FUND	5

MANAGEMENT OF THE FUND
Manager	6
Subadviser and Portfolio Managers	6

DISTRIBUTION OF FUND SHARES
Distributor	7
Rule 12b-1 Distribution Plan	7
Payments to Financial Intermediaries	7

YOUR INVESTMENT
Class A Shares	9
Sales Charge Reductions	9
Sales Charge Waivers	10
Class C Shares	10
Application of CDSC	10
Reinstatement Privilege	11
How To Invest	11
How To Sell Your Investment	13
How To Exchange Your Shares	14
Account and Transaction Policies	15
Dividends, Capital Gain Distributions and Taxes	18

FOR MORE INFORMATION	20

Eagle Small Cap Core Value Fund

ABOUT THE FUND

Investment Objective  I  The Eagle Small Cap Core Value Fund seeks capital growth. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies  I  The Eagle Small Cap Core Value Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equities of small-capitalization companies. This policy will not be changed without 60 calendar days advance notice to shareholders. Small-cap companies are those, at time of purchase, equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index.

The fund’s portfolio managers use a value approach to select the fund’s investments. Using this investment style, the managers seek securities selling at discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. In making that assessment of their value, the managers employ a bottom-up analytic style and perform fundamental research. A bottom-up method of analysis emphasizes the outlook at the company and industry level versus reliance on the general economy and/or market trends. Factors that the managers look for in selecting investments include:

•	Favorable expected returns relative to perceived risk
•	Management with demonstrated ability and commitment to the company
•	Above average potential for earnings and revenue growth
•	Low market valuations relative to forecasted earnings, book value, cash flow and sales
•	Turnaround potential for companies that have been through difficult periods
•	Low debt levels relative to total capitalization
•	Strong industry fundamentals, such as increasing or sustainable demand and barriers to entry

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely. The fund will sell securities when they no longer meet the portfolio manager’s investment criteria.

Principal Risks  I  The greatest risk of investing in a mutual fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value ("NAV") also increases and decreases. The primary risk factors of the fund, based on its principal investment strategies, are explained below.

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Stock Market - The value of the fund’s stock holdings may decline in price because of changes in prices of its holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

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Small-Cap Companies - Investments in small-cap companies generally involve greater risks than investing in mid- or large-capitalization companies. Small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than mid- and large-cap companies.

Eagle Small Cap Core Value Fund

ABOUT THE FUND

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Value Stocks - Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. The fund’s performance also may be affected adversely if value stocks remain unpopular with, or lose favor among, investors.

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Growth Stocks – Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Performance  I  No performance information is presented for the fund because the fund has not yet commenced operations prior to the date of this prospectus.

Fees and Expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Eagle Small Cap Core Value Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds whichever is lower)	None(a)	1%
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class A	Class C
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(b)	0.25%	1.00%
Other Expenses	0.67%	0.67%
Total Annual Fund Operating Expenses	1.52%	2.27%
Fees and Expenses Waived (c)	(0.12)%	(0.07)%
Net Expenses	1.40%	2.20%

(a) If you purchased $1,000,000 or more of Class A shares of a mutual fund managed by the Manager that were not otherwise eligible for a sales charge waiver and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale. (b) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.35% of average daily assets on Class A shares. The fund’s Board of Trustees has approved a current fee of 0.25% on Class A shares. (c) The Manager has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund fees to the extent that Class A annual operating expenses exceed 1.40% of the class’ average daily net assets and Class C annual operating expenses exceed 2.20% of that class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in the Manager’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

Expense Example  I  This example is intended to help you compare the cost of investing in the Eagle Small Cap Core Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year.  Because the fee waiver and expense reimbursement are only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3
A shares	$611	$921
C shares	$223	$703

Portfolio Managers  I  David M. Adams and John “Jack” McPherson each are Managing Directors of Eagle Boston Investment Management, Inc. (“EBIM”). Mr. Adams serves as the Lead Portfolio Manager with Mr. McPherson serving as the Co-Portfolio Manager. They are both responsible for the day-to-day management of the fund.

Eagle Small Cap Core Value Fund

ABOUT THE FUND    |    09.15.2008

Historical Performance of Accounts Similar to the Eagle Small Cap Core Value Fund

As of the date of this prospectus, the fund has not yet commenced operations. Thus, the fund does not have performance history. The performance shown below is not the performance of the Eagle Small Cap Core Value Fund and is no guarantee of future results in managing the fund. This composite performance information should not be considered a substitute for the fund’s performance.

The performance information included below (“EBIM Composite”) has been provided by EBIM and is designed to show you how accounts managed by the Portfolio Managers have performed over various periods in the past. The EBIM Composite is comprised of two components: (a) actual performance of a registered investment company managed by the Portfolio Managers at their prior employer through October 31, 2006 and (b) a composite of accounts managed at EBIM since November 1, 2006. The EBIM Composite includes all of the accounts managed in a similar manner by the Portfolio Managers in the Small Cap Core Value strategy. The EBIM Composite is net of the Eagle Small Cap Core Value Fund’s contractual Class A share maximum operating expenses (1.40%).

Certain investment, diversification and tax law limitations that are imposed on registered investment companies such as the fund are not applicable to the EBIM Composite and may have adversely affected the performance of the EBIM Composite had they been applicable. In addition, the EBIM Composite has lower overall expenses than the fund; had the expenses of the EBIM Composite been the same as those of the fund, the EBIM Composite’s total return would have been lower than that shown here.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31, 2008 ):	1-Year	3-Years	5-Years
EBIM Composite	(9.72)%	8.50%	17.43%
Russell 2000® Index(a) (reflects no deduction for fees, expenses or taxes)	(13.00)%	5.06%	14.90%

 (a) The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index. The Russell 3000® Index measures the performances of the 3,000 largest U.S. companies based on total market capitalization. The returns of the Russell 2000® Index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

The performance shown was prepared by EBIM and not the Manager. The current composite performance may vary from that shown.

Management of the Fund

PROSPECTUS    |    0 9.15.2008

Manager

Upon commencement of the fund’s operations, Eagle Asset Management, Inc. (“Eagle”), located at 880 Carillon Parkway, St. Petersburg, Florida 33716, will serve as investment adviser and administrator for the fund. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”) which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. Eagle will manage, supervise and conduct the business and administrative affairs of the fund and other Eagle mutual funds with net assets totaling over $13.4 billion as of June 30, 2008. Eagle’s contractual aggregate annual investment advisory and administration fee for the fund will be 0.60% of the fund’s average daily net assets. A discussion regarding the basis on which the Board of Trustees approved the fund’s Investment Advisory and Administration Agreement with Eagle and Subadvisory Agreement with EBIM will be available in the fund’s annual report to shareholders for the period ending October 31, 2009. Because the fund has breakpoints in its fee rate, the advisory fee rate may decline as assets increase.

The fund has entered into an Administrative Agreement with Eagle under which the fund will pay Eagle 0.15% of average daily net assets for Class A and Class C Shares for various administrative services.

Subadviser and Portfolio Managers

Eagle may allocate and re-allocate the assets of the fund among one or more investment subadvisers, subject to review by the Board of Trustees (the “Board”). In the future, Eagle may propose the addition of one or more additional subadvisers, subject to approval by the Board and, if required by the Investment Company Act of 1940, fund shareholders. Pursuant to an exemptive order from the Securities and Exchange Commission, Eagle is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers (except affiliated subadvisers) for the fund without approval of fund shareholders, but subject to approval of the Board. The Prospectus will be supplemented if additional investment subadvisers are retained or the contract with any existing subadviser is terminated. EBIM has been selected to serve as the subadviser to the fund. EBIM will provide investment advice and portfolio management services to the fund’s portfolio. EBIM, 880 Carillon Parkway, St. Petersburg, Florida 33716, is a wholly owned subsidiary of Eagle and serves as a subadviser to the Eagle Small Cap Core Value Fund. As of August 31, 2008, EBIM had approximately $646 million of assets under its discretionary management.

David M. Adams and John McPherson are Managing Directors of EBIM. Mr. Adams serves as the Lead Portfolio Manager and Mr. McPherson serves as the Co-Portfolio Manager. Prior to joining EBIM, Mr. Adams was with Pioneer Investment Management from 1994 to 2006 and served as a Portfolio Manager and Head of Small Cap Investing from 2002 to 2006. Prior to joining EBIM, Mr. McPherson was a Portfolio Manager with Pioneer Investment Management from 2002 to 2006.

Additional information about Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and their ownership of fund shares is found in the Statement of Additional Information (“SAI”).

Distribution of Fund Shares

PROSPECTUS    |    09.15.2008

Distributor

Heritage Fund Distributors, Inc. ("Distributor"), an indirect wholly-owned subsidiary of Raymond James Financial, Inc., will serve as the distributor of the fund. The Distributor may compensate other broker-dealers to promote sales of fund shares.

Rule 12b-1 Distribution Plan

The fund has adopted Class A and Class C Share plans under Rule 12b-1 that allows it to pay distribution and service fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The fee rate varies for each class of shares as described below.

Payments to Financial Intermediaries

The Manager, the Distributor or one or more of their corporate affiliates (“Affiliate” or “Affiliates”) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the fund. The Manager or the Distributor may also make cash payments to one or more of its Affiliates. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. The Manager or its Affiliates may make these payments from their own resources and the Distributor may make such payments from the retention of underwriting concessions or 12b-1 fees. In this context, the term “financial intermediaries” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with the Manager, the Distributor and/or an Affiliate.

The Manager or its Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the fund. The benefits that the Manager and its Affiliates receive when these payments are made include, among other things, placing the fund on the financial advisor’s funds sales system, possibly placing the fund on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the fund in its fund sales system (on its “sales shelf”). The Manager and its Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments the Manager or its Affiliates make may be calculated on the average daily net assets of the fund attributable to that particular financial intermediary (“Asset-Based Payments”). Asset-Based Payments primarily create incentives to retain previously sold shares of the fund in investor accounts. The revenue sharing payments the Manager or its Affiliates make may be also calculated on sales of new shares in the fund attributable to a particular financial intermediary (“Sales-Based Payments”). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently.

The Manager or its Affiliates also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges, cash sweep payments, or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which the Manager’s or its Affiliates’ personnel may make presentations on the fund to the financial intermediary’s sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. An Affiliate may also make payments to financial intermediaries for these services, to the extent that these services replace services that would otherwise be provided by the fund’s transfer agent or otherwise would be a direct obligation of the fund. The fund may reimburse the Affiliate for these payments as transfer agent out-of-pocket expenses.

Distribution of Fund Shares

 PROSPECTUS    |    09.15.2008

The Manager and its Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the fund or retain shares of the fund in their clients’ accounts, the Manager and its Affiliates benefit from the incremental management and other fees paid to the Manager and its Affiliates by the fund with respect to those assets.

You can find further details about these payments and the services provided by financial intermediaries in the fund’s SAI. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary about any payments it receives from the Manager or its Affiliates or the fund, as well as about fees and/or commissions it charges.

Your Investment

PROSPECTUS    |    09.15.2008

You can choose from two classes of fund shares: Class A shares and Class C shares. Each class has a different combination of sales charges and ongoing fees allowing you to choose the class that best meets your needs.

Class A Shares

You may purchase Class A shares at the “offering price,” which is a price equal to their NAV, plus a sales charge imposed at the time of purchase. Class A shares currently are subject to ongoing distribution and service (Rule 12b-1) fees equal to 0.25% of their average daily net assets.

If you choose to invest in Class A shares, you will pay a sales charge at the time of each purchase. The table below shows the charges both as a percentage of offering price and as a percentage of the amount you invest. Because of rounding of the calculation in determining the sales charges, you may pay more or less than what is shown in the table below. If you invest more, the sales charge will be lower. You may qualify for a reduced sales charge or the sales charge may be waived as described below in “Sales Charge Reductions.” If you think you are eligible, contact the transfer agent or your financial advisor for further information.

	Sales charge as a percentage of:		Dealer concession as % of offering price(a)
Your investment	Offering price	Your investment
Less than $25,000	4.75%	4.99%	4.25%
$25,000 - $49,999	4.25%	4.44%	3.75%
$50,000 - $99,999	3.75%	3.90%	3.25%
$100,000 - $249,999	3.25%	3.36%	2.75%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	0.00%	0.00%	0.00%(b)

(a)

During certain periods, the Distributor may pay 100% of the sales charge to participating dealers. Otherwise, it will pay the dealer concession shown above. (b) For purchases of $1 million or more, the Manager may pay from its own resources to the Distributor, up to 1% of the purchase amount on the first $3 million and 0.80% on assets thereafter. An investor who redeems those Class A shares within 18 months of purchase may be subject to a contingent deferred sales charge (“CDSC”) of 1% and the Manager will retain the Rule 12b-1 fees for the 18-month period. The way the CDSC is calculated is described below and is identical for each class.

Sales Charge Reductions

To receive a reduction or waiver in your Class A initial sales charge, you must advise your financial advisor or the transfer agent of your eligibility at the time of purchase.

The fund offers programs designed to reduce your Class A sales charges as described in the preceding schedule. For purposes of calculating your sales charge, you can combine purchases of Class A and Class C shares for all mutual funds managed by the Manager (except for the money market funds) in the account owner relationships listed below. For purposes of determining your sales charge, we will apply discounts based upon the greater of the current account value or the total of all purchases less all redemptions.

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Accounts owned by you, your spouse or minor children, including trust or other fiduciary accounts in which you, your spouse or minor children are the beneficiary. This includes sole proprietor business accounts;

•	Accounts opened under a single trust agreement — including those with multiple beneficiaries;
•	Purchases made by a qualified retirement or employee benefit plan of a single employer;
•	Purchases made by a company, provided the company is not in existence solely for purchasing investment company shares.

Rights of Accumulation — You may add the value of your previous Class A and Class C purchases (excluding the money market funds) for purposes of calculating the sales charge for future purchases of Class A shares. For example if you previously purchased $20,000 of a mutual fund managed by the Manager and made a subsequent investment of $10,000 in Class A shares, a sales charge discount would be applied to the $10,000 investment.

Your Investment

 PROSPECTUS    |     09.15.2008

 Letter of Intent — You may combine Class A and Class C share purchases of any mutual fund managed by the Manager (except for the money market funds) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Investments made up to 90 calendar days before adopting this agreement are eligible for this discount. All prior investments can be applied toward meeting the investment requirement. If you fail to make an investment sufficient to meet the intended investment within the 13-month period, the difference in Class A sales charges will be charged to your account.

SIMPLE IRA — By investing in a SIMPLE IRA plan you and all plan participants will receive a reduced Class A sales charge on all plan contributions that exceed quantity discount amounts. SIMPLE IRA plan accounts are not eligible to be counted under a Rights of Accumulation or Letter of Intent sales charge reduction or waiver with accounts other than accounts in the SIMPLE IRA plan unless approved by the Manager.

Sales Charge Waivers

Class A shares may be purchased at NAV without any sales charge by:

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The Manager, its affiliates, directors, officers and employees; any mutual fund managed by the Manager and current and retired officers and Trustees of a fund; the subadviser of any mutual fund managed by the Manager and its current directors, officers and employees; employees and registered financial advisors of broker-dealers that have selling arrangements with the fund’s Distributor; directors, officers and employees of banks and trust companies that are party to agency agreements with the Distributor; all such persons’ immediate relatives (spouse, parents, siblings, children — including in-law relationships) and beneficial accounts;

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Investors who participate in certain wrap fee investment programs or certain retirement programs sponsored by broker-dealers or other service organizations which have entered into service agreements with the Manager or the Distributor. Such programs generally have other fees and expenses, so you should read any materials provided by that organization;

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As indicated in the preceding “Class A Sales Charges” schedule, Class A investments of $1,000,000 or more, either as a single purchase or through the Rights of Accumulation or Letter of Intent programs above, are sold at NAV. From its own resources, the Manager may pay the Distributor up to 1% of the purchase amount on the first $3 million and 0.80% on assets thereafter in these accounts. Such shares redeemed within 18 months of purchase are subject to a CDSC of 1% and the Manager may retain the Rule 12b-1 fees for up to 18 months.

Information concerning Sales Charge Reductions and Waivers can be found in the SAI and on our website, eagleasset.com.

Class C Shares

You may purchase Class C shares at NAV with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell the shares less than 1 year after purchase, you will pay a 1% CDSC at the time of sale. Class C shares are subject to ongoing Rule 12b-1 fees of up to 1% of their average daily net assets. Class C shares do not convert to any other class of shares. With respect to Class C shares, you should consult with your financial advisor as to the suitability of such investment for you.

Application of CDSC

The CDSC for each class is calculated based upon the original purchase cost or the current market value of the shares being sold, whichever is less. Because of rounding of the calculation in determining the CDSC, you may pay more or less than the indicated rate. Your CDSC holding period is based upon the anniversary of your purchase. Any period of time you held shares of a money market fund managed by the Manager will not be counted when determining your CDSC.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have been held the longest. There is no CDSC on shares acquired through reinvestment of dividends or other distributions. However, any period of time you held shares of a money market fund managed by the Manager will not be counted for purposes of calculating the CDSC.

Your Investment

 PROSPECTUS    |    09.15.2008

The CDSC for Class A shares and Class C shares is waived if the shares are sold:

•	To make certain distributions from retirement plans;
•	Because of shareholder death or disability (including shareholders who own shares in joint tenancy with a spouse);
•	To make payments through certain sales from a Systematic Withdrawal Plan of up to 12% annually of the account balance at the beginning of the plan; or
•	Due to the fund closing shareholder accounts that do not comply with the minimum balance requirements.

Reinstatement Privilege

If you sell Class A or Class C shares of a mutual fund managed by the Manager, you may reinvest some or all of the sales proceeds up to 90 calendar days later in the same class of any mutual fund managed by the Manager without incurring additional sales charges. If you paid a CDSC, the reinvested shares will have no holding period requirement. You must notify the Manager and your financial advisor at the time of investment if you decide to exercise this privilege.

How To Invest

Initial Offering of Shares   I   The fund initially will offer its shares for sale from October 1, 2008, until the close of business on October 31, 2008. During this period, shares of the fund will be offered through the Distributor to participating dealers or banks at a price of $15 per Class A share (including the applicable sales charge). Class C shares will be offered at $14.29. During this period, participating dealers or participating banks may receive payments for any orders. These persons may benefit from the temporary use of funds received prior to close of the initial offering period. You may rescind your order anytime during the offering period prior to its closing and your full payment will be returned to you. After the close, the fund will commence investment operations. The fund may withdraw, cancel, extend, or modify the offering of shares during the initial offering period without notice or refuse any order in whole or in part, if the fund determines that it is in its best interests to do so.

During the initial offering period, the Manager and/or RJF may, out of their own resources, sponsor various contests and promotions to encourage interest in the fund by financial intermediaries. Such contests and promotions include drawings in which financial advisors are eligible to win fund shares. Sales charges are not applicable to such shares. Under the Manager's standard rules for such contests and promotions, no employee (or members of their immediate families) of the Manager may be eligible to participate.

Once you have chosen a share class, the next step is to determine the amount you wish to invest. There are several ways to invest, although the availability of these services may be limited by your financial advisor or institution. The minimum investment for the fund is:

Type of account	Initial investment	Subsequent investment
Regular Account	$1,000	No minimum
Periodic Investment Program	$50	$50 per month
Retirement Account	$500	No minimum

The fund may waive these minimum requirements at its discretion. Contact the transfer agent or your financial advisor for further information.

Through Your Financial Advisor  I  You may invest in the fund by contacting your financial advisor. Your financial advisor can help you open a new account, review your financial needs and formulate long-term investment goals and objectives. Your financial advisor or broker will transmit your request to the fund and may charge you a fee for this service. Your broker may also designate other intermediaries to receive orders on the fund’s behalf.

By Mail  I  You may invest in the fund by completing and signing an account application from the transfer agent or from your financial advisor. Indicate the fund, the class of shares and the amount you wish to invest. If you do not specify a share class, we will automatically choose Class A shares, which include a front-end sales charge. Checks must be drawn on an account at a U.S. bank and made payable to the specific fund and class being purchased. Mail the application and your payment to:

Eagle Fund Services, Inc.
P.O. Box 33022
St. Petersburg, FL 33733-8022

By Telephone  I  If you provide your bank account information, a purchase can be initiated from that account. Complete the appropriate sections of the account application and attach a voided check to activate this service. This method cannot be used to open a new account.

By Periodic Investment Program  I  We offer several plans to allow you to make regular, automatic investments into a fund. You determine the amount and frequency of your investments. You can terminate your plan at any time. Availability of these plans may be limited by your financial advisor or institution.

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From Your Bank Account — You may instruct us to transfer funds from a specific bank checking account to your account. This service is only available in instances in which the transfer can be effected by automated clearing house transfer (“ACH”). Complete the appropriate sections of the account application or the Direct Payment Plan form to activate this service. The fund reserves the right to cancel a periodic investment program if payment from your bank is rejected for two consecutive periods or if you make regular withdrawals from your account without maintaining the minimum balance.

Your Investment

 PROSPECTUS    |    09.15.2008

•	Automatic Exchange — You may make automatic regular exchanges between two or more mutual funds managed by the Manager. These exchanges are subject to the exchange requirements discussed below.

The intent of these plans is to encourage you to increase your account balance to the fund’s minimum investment. If you discontinue any of these plans, or make regular withdrawals from your account without maintaining the minimum balance, we may require you to buy more shares to keep your account open or we may close your accounts.

By Direct Deposit  I  You may instruct your employer, insurance company, the federal government or other organization to direct all or part of the payments you receive to your account. All payments from the U.S. government, including payroll, pension, Social Security, and income tax refunds are eligible for this service. The following information must be provided to the payor in the enrollment process:

Bank routing number:
0	1	1	0	0	0	0	2	8
Account number:
7	7	0	0	1	f	f	a	a	a	a	a	a	a	a	a

“f” represents the fund code found on account application

“a” represents the first 10 digits of your account number (starts with 44 or 66)

For example, if your account number is 44123456789 and you wish to establish a direct deposit to the Class A shares of the Eagle Small Cap Core Value Fund, you would enter 77001664412345678.

The account must be designated as a checking account.

Please note that these instructions are different than the Federal Reserve wire instructions below.

By Wire  I  You may invest in the fund by Federal Reserve wire sent from your bank in U.S. Dollars. Mail your completed and signed account application to the transfer agent. Contact Eagle Fund Services at 800.421.4184 or your financial advisor to obtain your account number before sending the wire. Your bank may charge a wire fee. Include all of the following information on your bank wire:

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110
ABA # 011-000-028
Account # 3196-769-8
Fund and class of shares to be purchased
Your fund account number
Your name

Do not mail investments or correspondence to this address.

How To Sell Your Investment

You can sell (redeem) shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds (less any applicable CDSC) generally will be made the next business day after your order is received. If you sell shares that were recently purchased by check or ACH deposits, payment will be delayed until we verify that those funds have cleared, which may take up to two weeks. Transactions submitted by a third party via ACH will be accepted at the discretion of the transfer agent. Shares are not subject to a redemption fee for exchange and redemption transactions.

You may contact your financial advisor or the fund’s transfer agent with instructions to sell your investment in the following ways. Availability of these options may be limited by your financial advisor or institution.

Your Investment

 PROSPECTUS    |    09.15.2008

Through Your Financial Advisor  I  You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor will transmit your request to sell shares of your fund and may charge you a fee for this service.

By Telephone  I  For certain accounts, you may sell shares from your account by telephone by calling 800.421.4184 prior to the close of regular trading on the New York Stock Exchange (“NYSE”), which is typically 4:00 p.m. EST. If you do not wish to have telephone redemption privileges, you must complete the appropriate section of the account application.

For your protection, telephone requests may be recorded in order to verify their accuracy and monitor call quality. In addition, we will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, we are not responsible for any losses that may occur to any account due to an unauthorized telephone request.

When redeeming shares by telephone, payment of less than $100,000 can be made in one of the following ways:

•

Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request; or

•	By check to your address of record, provided there has not been an address change in the last 30 calendar days.

In Writing  I  You may sell shares of your fund by sending a Letter of Instruction. Specify the fund name and class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell. Mail the request to Eagle Fund Services, Inc., P.O. Box 33022, St. Petersburg, FL 33733-8022.

All registered owners on the account must sign the request. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

A medallion signature guarantee of your request is required if the redemption is:

•	$100,000 or more;
•	Sent to an address other than the address of record;
•	Sent to a payee other than the shareholder of record; or
•	Sent to an address of record that has been changed within the past 30 calendar days.

A medallion signature guarantee helps protect your account against fraud. We will only accept official signature guarantees from participants in our medallion signature guarantee program, which includes most banks and securities dealers. A notary public cannot guarantee your signature.

Payment for a written request can be made one of the following ways:

•

Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request;

•	By check; or
•

By Federal Reserve wire to a bank account you specify. Your financial advisor can provide you with the necessary form to request a wire. We normally send these proceeds on the next business day and credit by the receiving institution is subject to the time they receive the instructions from the Federal Reserve Bank and their posting policies. We cannot guarantee that you will receive credit on the same day we send the wire. A wire fee will be charged to your account.

Systematic Withdrawal Plan  I  You may establish a plan for periodic withdrawals from your account. Withdrawals can be made on the 1st, 5th, 10th, or 20th day of the month at monthly, quarterly, semi-annual or annual intervals. If such a day falls on a weekend or holiday, the withdrawal will take place on the next business day. To establish a plan, complete the appropriate section of the account application or the systematic withdrawal form (available from your financial advisor, the transfer agent or through our website, eagleasset.com) and send that form to the transfer agent. The transfer agent reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

Your Investment

 PROSPECTUS    |    09.15.2008

How To Exchange Your Shares

You can exchange shares of one fund managed by the Manager for shares of the same class of any other fund managed by the Manager, subject to the investment requirements of that fund. Obtain a prospectus of that fund from your financial advisor, the transfer agent or through our website, eagleasset.com. You may exchange your shares by calling your financial advisor or the transfer agent if you exchange to like-titled accounts managed by the Manager. Written instructions with a medallion signature guarantee are required if the accounts are not identically registered.

Shares of a money market fund managed by the Manager that have not previously been subject to an initial sales charge or CSDC holding period will be subject to the initial purchase conditions of that fund. Shares that have previously paid a sales charge in a fund managed by the Manager will exchange with no additional sales charge for the duration that the shares remain in the same family of funds. Each mutual fund managed by the Manager may terminate the exchange privilege upon 60 days notice.

Exchanges may be subject to a CDSC as described above in “How to Sell Your Investment”. For purposes of determining the CDSC, Class A and Class C shares will continue to age from their original investment date and will retain the same CDSC rate as they had before the exchange. However, any time which you held shares in a money market fund managed by the Manager will not be counted for purposes of calculating the CDSC.

Account and Transaction Policies

Valuation of Securities.  I  The price of the fund’s shares is the fund’s NAV per share. The fund determines the NAV of its shares on each day the NYSE is open for business, as of the close of the regular trading session (typically 4:00 EST), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the fund is priced, the fund is not required to revalue its shares.

Generally, the fund values portfolio securities for which market quotations are readily available at market value; however, the fund may adjust the market quotation price to reflect events that occur between the close of those markets and the fund’s determination of NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;
•	The quotation may be unreliable because the security is not traded frequently;
•	Trading on the security ceased before the close of the trading market;
•	Security is newly issued;
•	Issuer specific events occurred after the security ceased trading; or
•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. market.

Your Investment

PROSPECTUS    |    09.15.2008

Both the latest transaction prices and adjustments are furnished by an independent pricing service, which is periodically approved by the Board. The fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Board. The fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board. Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from the Manager and administrator for the funds. The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by the fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Specific types of securities are valued as follows:

•

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Manager will value the security at fair value in good faith using the Procedures.

•

Foreign Equity Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fund may fair value a security if certain events occur between the time trading ends on a particular security and the fund’s NAV calculation. The fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that the Valuation Committee determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Valuation Committee also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

•

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using Procedures.

•	Short-term Securities: The fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
•	Futures and Options: Futures and options are valued on the basis of market quotations, if available.

Timing of Orders  I  All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in “good order” by an authorized agent of the funds. Orders are accepted until the close of regular trading on the NYSE every business day, normally 4:00 p.m. EST, and are executed the same day at that day’s NAV. To ensure this occurs, the Distributor and/or dealers are responsible for transmitting all orders to the transfer agent in compliance with their contractual deadline.

Your Investment

 PROSPECTUS    |    09.15.2008

Good Order Requirements  I  For the fund to process your request, it must be in “good order.” Good order means that you have provided sufficient information necessary to process your request as outlined in this prospectus, including any required signatures, documents and medallion signature guarantees. Further, there must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the fund until it meets these requirements.

Account Registration Options  I  There are several options for registering your account. To establish a Transfer on Death (“TOD”) arrangement, an additional TOD agreement is required. Additionally, the Manager offers a range of IRA retirement plans including Traditional, Roth, SEP and SIMPLE IRA plans. IRA plans require a separate adoption agreement as well as separate forms to sell your shares. The TOD and IRA agreements are available from your financial advisor, the transfer agent or through our website eagleasset.com.

Customer Identification and Verification Procedures  I  The fund is required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide the fund with the name, physical address (not a P.O. Box), Social Security or other taxpayer ID number and date of birth of all owners of the account. For entities such as corporations or trusts, the person opening the account on the entity’s behalf must provide this information. The fund will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, The fund may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for the fund to close or suspend further activity in an account.

Restrictions on Orders  I  The fund and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of the fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when the fund cannot determine the value of its assets or sell its holdings.

Website  I  Subject to availability by your financial institution, you may access your account information, including balances and transaction history through our website, eagleasset.com. Additional information, including current fund performance and various account forms and agreements, is also available on our website.

Redemption-in-Kind  I  Although the fund generally intends to pay redemption proceeds solely in cash, the fund has reserved the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (this is known as a redemption-in-kind). If the amount of the sale is at least either $250,000 or 1% of the fund’s assets, we may give you securities from the fund’s portfolio instead of cash.

Accounts With Below-Minimum Balances  I  If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, the fund reserves the right to close your account and send the proceeds to your address of record.

Market Timing  I  Market Timing typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings — for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. Market timing can be disruptive to the fund’s efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of the fund and increase taxes, all of which could reduce the return to fund shareholders.

Your Investment

 PROSPECTUS    |    09.15.2008

The Board has adopted policies reasonably designed to deter short-term trading of fund shares. The fund will not enter into agreements to accommodate frequent purchases or exchanges. Further, the fund and the transfer agent have adopted the following guidelines:

•	The transfer agent reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.
•

The fund may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to the fund. The fund may consider the trading history of accounts under common ownership or control in this determination.

•

All shareholders are subject to these restrictions regardless of whether you purchased your shares directly from the fund or through a financial intermediary. The fund reserves the right to reject combined or omnibus orders in whole or in part.

•

The fund seeks the cooperation of broker-dealers and other financial intermediaries by various methods such as entering into agreements whereby the transfer agent will request information regarding the identity of specific investors, transaction information and restricting the ability of particular investors to purchase fund shares.

•	While the fund applies the above policies, there is no guarantee that all market timing will be detected.

Disclosure of Portfolio Holdings  I  Periodically, customers of the fund express interest in having current portfolio holdings disclosed to them more often than required by law or regulation. To satisfy this request, the fund has adopted a policy on disclosing portfolio holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the fund’s policy is included in the SAI. Portfolio information can be found on our website, eagleasset.com.

Account Statements  I  If you purchase shares directly from the fund, you will receive monthly or quarterly statements detailing fund balances and all transactions completed during the prior period and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly or quarterly statements. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and statements and immediately notify the fund or your financial adviser of any discrepancies.

Dividends, Capital Gain Distributions and Taxes

Distributions and Taxes  I  The fund annually distributes to its shareholders dividends from its net investment income. Net investment income generally consists of dividends and interest income received on investments, less expenses.

The dividends you receive from the fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the 15% maximum federal income tax rate applicable (through 2010) to dividends paid to individuals.

The fund may also distribute capital gains to its shareholders normally once a year. The fund generates capital gains when it sells assets in its portfolio for profit. Capital gains distributions are taxed differently depending on how long the fund held the asset (not on how long you hold your shares). Distributions of capital gains recognized on the sale of assets held for one year or less (net short-term capital gains) are taxed as ordinary income; distributions of capital gains recognized on the sale of assets held longer than that (net long-term capital gains) are taxed at lower capital gains rates. The federal alternative minimum tax (“AMT”) may apply in certain cases, even in a “tax-free” fund. Please consult a tax professional for more information.

Fund distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing fund at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check, or direct them for purchase of shares in the same class of another mutual fund managed by the Manager.

In general, selling or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

Type of transactions	Tax status and rate
Income dividends	Ordinary income; may be eligible for 15% maximum rate for individuals
Net short-term capital gain distributions	Ordinary income
Net capital gain distributions	Long-term capital gains; generally eligible for 15% maximum rate for individuals
Sales or exchanges of fund shares owned for more than one year	Long-term capital gains or losses (capital gains rate, as described above)
Sales or exchanges of fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

Income dividend distributions will vary by class and are anticipated to be generally higher for Class A shares (because that class’s expense ratio is lower).

Withholding Taxes  I  If you are a non-corporate shareholder and a fund does not have your correct Social Security or other taxpayer ID number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) a portion of your distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized). If you otherwise are subject to backup withholding, we also must withhold and pay to the IRS a portion of your distributions. Any tax withheld may be applied against the tax liability on your tax return. State law may also require us to withhold and pay to your state of residence a portion of your distributions and redemption proceeds.

Tax Reporting  I  If your account has taxable distributions, withholding or other activity required to be reported to the IRS, we will send you the appropriate tax form that reflects the amount and tax status of that activity. Such tax forms will be mailed early in the year for the prior calendar year in accordance with current IRS guidelines. Generally, fund distributions are taxable to you in the year you receive them. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

For More Information

More information on this fund is available free upon request, including the following:

Financial Reports  I   Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In those reports, you will find a discussion of the market conditions and investment strategies that affected the fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)  I   Additional information about the fund and its policies may be found in the SAI. A current SAI is on file with the Securities and Exchange Commission (“Commission”) and is incorporated herein by reference (meaning it is legally considered part of this prospectus).

To obtain the SAI, the prospectus, annual report, semiannual report, performance information, an account application, schedule of portfolio holdings found on Form N-Q, other information or to make an inquiry, contact:

By mail:	P.O. Box 33022
St. Petersburg, Florida 33733

By telephone:	800.421.4184

By internet:	eagleasset.com

These documents and other information about the fund can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the fund may be viewed on-screen or downloaded from the EDGAR Database on the Commission’s Internet web site at sec.gov; or after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

The fund offers the ability to receive these documents and other fund information electronically, via notification to an e-mail address you provide. To enroll in this service, visit eagleasset.com. Further, to eliminate unnecessary duplication and reduce the cost to fund shareholders, only one copy of the prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the prospectus or other shareholder reports for each shareholder with the same mailing address, you should call 800.421.4184 or send an e-mail to: FundServices@eagleasset.com. The fund is pleased to offer the convenience of viewing shareholder communications, including fund prospectuses, annual reports, and proxy statements, online at eagleasset.com.

The fund’s Investment Company and Securities Act registration number is:

Heritage Series Trust	811-7470	33-57986

No dealer, salesperson or other person has been authorized to give any information or to make any representation other than that contained in this prospectus in connection with the offer contained in this prospectus, and, if given or made, such other information or representations must not be relied upon unless having been authorized by the fund or the distributor. This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Would you like to receive future mailings via e-mail?
If so, please let us know.
Visit HeritageFunds.com to enroll.

                      EAGLE SMALL CAP CORE VALUE FUND

Prospectus September 15, 2008 Class I shares

These securities have not been approved or disapproved by the Securities and Exchange Commission (“Commission”), nor has the Commission
passed upon the accuracy or adequacy of the funds’ prospectus. Any representation to the contrary is a criminal offense.

EAGLE SMALL CAP CORE VALUE FUND

PROSPECTUS
ABOUT THE FUND	2
HISTORICAL PERFORMANCE OF ACCOUNTS SIMILAR TO THE EAGLE SMALL CAP CORE VALUE FUND	4
MANAGEMENT OF THE FUND
Manager	5
Subadviser and Portfolio Managers	5

DISTRIBUTION OF FUND SHARES
Distributor	6
Rule 12b-1 Distribution Plan	6
Payments to Financial Intermediaries	6

YOUR INVESTMENT
How To Invest	9
How To Sell Your Investment	10
How To Exchange Your Shares	10
Account and Transaction Policies	10
Dividends, Capital Gain Distributions and Taxes	13

FOR MORE INFORMATION	15

Eagle Small Cap Core Value Fund

ABOUT THE FUND | 09.15.2008

Investment Objective  I  The Eagle Small Cap Core Value Fund seeks capital growth. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies  I  The Eagle Small Cap Core Value Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equities of small-capitalization companies. This policy will not be changed without 60 calendar days advance notice to shareholders. Small-cap companies are those, at time of purchase, equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index.

The fund’s portfolio managers use a value approach to select the fund’s investments. Using this investment style, the managers seek securities selling at discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. In making that assessment of their value, the managers employ a bottom-up analytic style and perform fundamental research. A bottom-up method of analysis emphasizes the outlook at the company and industry level versus reliance on the general economy and/or market trends. Factors that the managers look for in selecting investments include:

• Favorable expected returns relative to perceived risk
• Management with demonstrated ability and commitment to the company
• Above average potential for earnings and revenue growth
• Low market valuations relative to forecasted earnings, book value, cash flow and sales
• Turnaround potential for companies that have been through difficult periods
• Low debt levels relative to total capitalization
• Strong industry fundamentals, such as increasing or sustainable demand and barriers to entry

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely. The fund will sell securities when they no longer meet the portfolio manager’s investment criteria.

Principal Risks  I  The greatest risk of investing in a mutual fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value ("NAV”) also increases and decreases. The primary risk factors of the fund, based on its principal investment strategies, are explained below.

•

Stock Market - The value of the fund’s stock holdings may decline in price because of changes in prices of its holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

•

Small-Cap Companies - Investments in small-cap companies generally involve greater risks than investing in mid- or large-capitalization companies. Small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than mid- and large-cap companies.

Eagle Small Cap Core Value Fund

 ABOUT THE FUND | 09.15.2008

•

Value Stocks - Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. The fund’s performance also may be affected adversely if value stocks remain unpopular with, or lose favor among, investors.

•

Growth Stocks – Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Performance  I  No performance information is presented for the fund because the fund has not yet commenced operations prior to the date of this prospectus.

Fees and Expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Eagle Small Cap Core Value Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

	Class I
Investment Advisory Fees	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.25%
Fees and Expenses Waived (a)	(0	.30)%
Net Expenses	0.95%

(a) The Manager has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund fees to the extent that Class I annual operating expenses exceed .95% of the class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in the Manager’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

Expense Example  I  This example is intended to help you compare the cost of investing in the Eagle Small Cap Core Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year.  Because the fee waiver and expense reimbursement are only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3
I shares	$97	$367

Portfolio Managers  I  David M. Adams and John “Jack” McPherson each are Managing Directors of Eagle Boston Investment Management, Inc. (“EBIM”). Mr. Adams serves as the Lead Portfolio Manager with Mr. McPherson serving as the Co-Portfolio Manager. They are both responsible for the day-to-day management of the fund.

Eagle Small Cap Core Value Fund

ABOUT THE FUND | 09.15.2008

Historical Performance of Accounts Similar to the Eagle Small Cap Core Value Fund

As of the date of this prospectus, the fund has not yet commenced operations. Thus, the fund does not have performance history. The performance shown below is not the performance of the Eagle Small Cap Core Value Fund and is no guarantee of future results in managing the fund. This composite performance information should not be considered a substitute for the fund’s performance.

The performance information included below (“EBIM Composite”) has been provided by EBIM and is designed to show you how accounts managed by the Portfolio Managers have performed over various periods in the past. The EBIM Composite is comprised of two components: (a) actual performance of a registered investment company managed by the Portfolio Managers at their prior employer through October 31, 2006 and (b) a composite of accounts managed at EBIM since November 1, 2006. The EBIM Composite includes all of the accounts managed in a similar manner by the Portfolio Managers in the Eagle Small Cap Core Value strategy. The EBIM Composite is net of the Eagle Small Cap Core Value Fund’s contractual Class A share maximum operating expenses (1.40%).

Certain investment, diversification and tax law limitations that are imposed on registered investment companies such as the fund are not applicable to the EBIM Composite and may have adversely affected the performance of the EBIM Composite had they been applicable. In addition, the EBIM Composite has lower overall expenses than the fund; had the expenses of the EBIM Composite been the same as those of the fund, the EBIM Composite’s total return would have been lower than that shown here.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31, 2008 ):	1-Year	3-Years	5-Years
EBIM Composite…………………………………	(9.72)%	8.50%	17.43%
Russell 2000® Index(a)… ………………………… (reflects no deduction for fees, expenses or taxes)	(13.00)%	5.06%	14.90%

(a) The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index. The Russell 3000® Index measures the performances of the 3,000 largest U.S. companies based on total market capitalization. The returns of the Russell 2000® Index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

The performance shown was prepared by EBIM and not the Manager. The current composite performance may vary from that shown.

Management of the Fund

PROSPECTUS	09.15.2008

Manager

Upon commencement of the fund’s operations, Eagle Asset Management, Inc. (“Eagle”), located at 880 Carillon Parkway, St. Petersburg, Florida 33716, will serve as investment adviser and administrator for the fund. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”) which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. Eagle will manage, supervise and conduct the business and administrative affairs of the fund and other Eagle mutual funds with net assets totaling over $13.4 billion as of June 30, 2008. Eagle’s contractual aggregate annual investment advisory and administration fee for the fund will be 0.60% of the fund’s average daily net assets. A discussion regarding the basis on which the Board of Trustees approved the fund’s Investment Advisory and Administration Agreement with Eagle and Subadvisory Agreement with EBIM will be available in the fund’s annual report to shareholders for the period ending October 31, 2009. Because the fund has breakpoints in its fee rate, the advisory fee rate may decline as assets increase.

The fund has entered into an Administrative Agreement with Eagle under which the fund will pay Eagle 0.10% of average daily net assets of Class I Shares for various administrative services.

Subadviser and Portfolio Managers

Eagle may allocate and re-allocate the assets of the fund among one or more investment subadvisers, subject to review by the Board of Trustees (the “Board”). In the future, Eagle may propose the addition of one or more additional subadvisers, subject to approval by the Board and, if required by the Investment Company Act of 1940, fund shareholders. Pursuant to an exemptive order from the Securities and Exchange Commission, Eagle is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers (except affiliated subadvisers) for the fund without approval of fund shareholders, but subject to approval of the Board. The Prospectus will be supplemented if additional investment subadvisers are retained or the contract with any existing subadviser is terminated. EBIM has been selected to serve as the subadviser to the fund. EBIM will provide investment advice and portfolio management services to the fund’s portfolio. EBIM, 880 Carillon Parkway, St. Petersburg, Florida 33716, is a wholly owned subsidiary of Eagle and serves as a subadviser to the Eagle Small Cap Core Value Fund. As of August 31, 2008, EBIM had approximately $646 million of assets under its discretionary management.
David M. Adams and John McPherson are Managing Directors of EBIM. Mr. Adams serves as the Lead Portfolio Manager and Mr. McPherson serves as the Co-Portfolio Manager. Prior to joining EBIM, Mr. Adams was with Pioneer Investment Management from 1994 to 2006 and served as a Portfolio Manager and Head of Small Cap Investing from 2002 to 2006. Prior to joining EBIM, Mr. McPherson was a Portfolio Manager with Pioneer Investment Management from 2002 to 2006.

Additional information about Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and their ownership of fund shares is found in the Statement of Additional Information (“SAI”).

Distribution of Fund Shares

PROSPECTUS | 09.15.2008

Distributor

Heritage Fund Distributors, Inc. (“Distributor”), an indirect wholly-owned subsidiary of Raymond James Financial, Inc., will serve as the distributor of the fund. The Distributor may compensate other broker-dealers to promote sales of fund shares.

Rule 12b-1 Distribution Plan

The fund does not incur any direct distribution expenses related to I shares. However, the fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager or any third party out of its own resources in accordance with the Investment Advisory and Administration Agreement to be used for the sale and distribution of fund I shares.
Payments to Financial Intermediaries
The Manager, the Distributor or one or more of their corporate affiliates (“Affiliate” or “Affiliates”) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the fund. The Manager or the Distributor may also make cash payments to one or more of its Affiliates. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. The Manager or its Affiliates may make these payments from their own resources and the Distributor may make such payments from the retention of underwriting concessions or 12b-1 fees. In this context, the term “financial intermediaries” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with the Manager, the Distributor and/or an Affiliate.

The Manager or its Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the fund. The benefits that the Manager and its Affiliates receive when these payments are made include, among other things, placing the fund on the financial advisor’s funds sales system, possibly placing the fund on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the fund in its fund sales system (on its “sales shelf”). The Manager and its Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments the Manager or its Affiliates make may be calculated on the average daily net assets of the fund attributable to that particular financial intermediary (“Asset-Based Payments”). Asset-Based Payments primarily create incentives to retain previously sold shares of the fund in investor accounts. The revenue sharing payments the Manager or its Affiliates make may be also calculated on sales of new shares in the fund attributable to a particular financial intermediary (“Sales-Based Payments”). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently.

The Manager or its Affiliates also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges, cash sweep payments, or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which the Manager’s or its Affiliates’ personnel may make presentations on the fund to the financial intermediary’s sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. An Affiliate may also make payments to financial intermediaries for these services, to the extent that these services replace services that would otherwise be provided by the fund’s transfer agent or otherwise would be a direct obligation of the fund. The fund may reimburse the Affiliate for these payments as transfer agent out-of-pocket expenses.

The Manager and its Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the fund or retain shares of the fund in their clients’ accounts, the Manager and its Affiliates benefit from the incremental management and other fees paid to the Manager and its Affiliates by the fund with respect to those assets.

You can find further details about these payments and the services provided by financial intermediaries in the fund’s SAI. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary about any payments it receives from the Manager or its Affiliates or the fund, as well as about fees and/or commissions it charges.

Your Investment

PROSPECTUS	09.15.2008

How To Invest

Initial Offering of Shares   I  The fund initially will offer its shares for sale from October 1, 2008, until the close of business on October 31,2008. During this period, shares of the fund will be offered through the Distributor to participating dealers or banks at a price of $14.29 per Class I share. During this period, participating dealers or participating banks may receive payments for any orders. These persons may benefit from the temporary use of funds received prior to close of the initial offering period. You may rescind your order anytime during the offering period prior to its closing and your full payment will be returned to you. After the close, the fund will commence investment operations. The fund may withdraw, cancel, extend, or modify the offering of shares during the initial offering period without notice or refuse any order in whole or in part, if the fund determines that it is in its best interests to do so.

During the initial offering period, the Manager and/or RJF may, out of their own resources, sponsor various contests and promotions to encourage interest in the fund by financial intermediaries. Such contests and promotions include drawings in which financial advisors are eligible to win fund shares. Sales charges are not applicable to such shares. Under the Manager's standard rules for such contests and promotions, no employee (or members of their immediate families) of the Manager may be eligible to participate.

Minimum Initial Investment and Subsequent Purchases  I  For individual investors and qualified institutions purchasing shares for their own account, the minimum initial investment is $2,500,000. Qualified institutions include corporations, banks, insurance companies, endowments, foundations and trusts. The fund may waive any of these minimums at its sole discretion. Further, Class I shares are available to investors purchasing through a financial intermediary within a “wrap,” asset allocation or other fee based advisory program (“Fee Based Program”), provided that the Fee Based Program sponsor has selected this class of shares as an acceptable investment for this Fee Based Program and entered into a distribution arrangement with the Distributor for the Fee Based Program. Minimum investments for initial and subsequent purchase are set by the Fee Based Program sponsor. You must contact your intermediary to purchase Class I shares in this manner.
Through Your Financial Advisor  I  You may invest in the fund by contacting your financial advisor. Your financial advisor can help you open a new account, review your financial needs and formulate long-term investment goals and objectives. Your financial advisor or broker will transmit your request to the fund and may charge you a fee for this service. Your broker may also designate other intermediaries to receive orders on the fund’s behalf.
By Mail  I  You may invest in the fund by completing and signing an account application from the transfer agent or from your financial advisor. Indicate the fund, the class of shares and the amount you wish to invest. If you do not specify a share class, we will automatically choose Class A shares, which include a front-end sales charge. Checks must be drawn on an account at a U.S. bank and made payable to the specific fund and class being purchased. Mail the application and your payment to:

Eagle Fund Services, Inc.
P.O. Box 33022
St. Petersburg, FL 33733-8022

By Telephone  I  If you provide your bank account information, a purchase can be initiated from that account. Complete the appropriate sections of the account application and attach a voided check to activate this service. This method cannot be used to open a new account.
By Periodic Investment Program  I  We offer the following plans to allow you to make regular, automatic investments into a fund. You determine the amount and frequency of your investments. You can terminate your plan at any time.

•	From Your Bank Account — You may instruct us to transfer funds from a specific bank checking account to your account. This service is only available in instances in which the transfer can be effected by automated clearing house transfer (“ACH”). Complete the appropriate sections of the account application or the Direct Payment Plan form to activate this service. The fund reserves the right to cancel a periodic investment program if payment from your bank is rejected for two consecutive months or if you make regular withdrawals from your account without maintaining the minimum balance.

•	Automatic Exchange — You may make automatic regular exchanges between two or more mutual funds managed by the Manager. These exchanges are subject to the exchange requirements discussed below

The intent of these plans is to encourage you to increase your account balance to the fund’s minimum investment. If you discontinue any of these plans, or make regular withdrawals from your account without maintaining the minimum balance, we may require you to buy more shares to keep your account open.

By Wire   I  You may invest in the fund by Federal Reserve wire sent from your bank in U.S. Dollars. Mail your completed and signed account application to the transfer agent. Contact Eagle Fund Services at 800.421.4184 or your financial advisor to obtain your account number before sending the wire. Your bank may charge a wire fee. Send your investment and all of the following information by Federal Reserve or bank wire to:

Your Investment

PROSPECTUS	09.15.2008

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110
ABA # 011-000-028
Account # 3196-769-8
Fund and class of shares to be purchased
Your fund account number
Your name

Do not mail investments or correspondence to this address.

How To Sell Your Investment

You can sell (redeem) shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds generally will be made the next business day after your order is received. Contact your financial intermediary or financial advisor to sell shares of the fund.

How To Exchange Your Shares

You can exchange Class I shares of one fund managed by the Manager for Class I shares of any other fund managed by the Manager that offers such shares, subject to the investment requirements of that fund. Obtain a prospectus of that fund from your financial advisor, the transfer agent or through our website, eagleasset.com. Contact your financial intermediary to exchange shares of a fund.

Each mutual fund managed by the Manager may terminate the exchange privilege upon 60 days notice.

Account and Transaction Policies

Valuation of Securities.  I  The price of the fund’s shares is the fund’s NAV per share. The fund determines the NAV of its shares on each day the NYSE is open for business, as of the close of the regular trading session (typically 4:00 EST), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the fund is priced, the fund is not required to revalue its shares.

Generally, the fund values portfolio securities for which market quotations are readily available at market value; however, the fund may adjust the market quotation price to reflect events that occur between the close of those markets and the fund’s determination of NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The quotation may be unreliable because the security is not traded frequently;

•	Trading on the security ceased before the close of the trading market;

•	Security is newly issued;

•	Issuer specific events occurred after the security ceased trading; or

•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service, which is periodically approved by the Board. The fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Board. The fund may fair value small-cap securities, for example, that are thinly traded or illiquid.  Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board. Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Eagle Fund Services, Inc. and the Manager for the fund. The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by the fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Specific types of securities are valued as follows:

•     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Manager will value the security at fair value in good faith using the Procedures.

•     Foreign Equity Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fund may fair value a security if certain events occur between the time trading ends on a particular security and the fund’s NAV calculation. The fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that the Valuation Committee determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Valuation Committee also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

      Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

•     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using Procedures.

• Short-term Securities: The fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

• Futures and Options: Futures and options are valued on the basis of market quotations, if available.

Your Investment

 PROSPECTUS | 09.15.2008

Timing of Orders  I  All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in “good order” by an authorized agent of the fund. Orders are accepted until the close of regular trading on the NYSE every business day, normally 4:00 p.m. EST, and are executed the same day at that day’s NAV. To ensure this occurs, the Distributor and/or dealers are responsible for transmitting all orders to the transfer agent in compliance with their contractual deadline.

Good Order Requirements  I  For the fund to process your request, it must be in “good order.” Good order means that you have provided sufficient information necessary to process your request as outlined in this prospectus, including any required signatures, documents and medallion signature guarantees. Further, there must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the fund until it meets these requirements.

Account Registration Options  I  There are several options for registering your account. To establish a Transfer on Death (“TOD”) arrangement, an additional TOD agreement is required. Additionally, the Manager offers a range of IRA retirement plans including Traditional, Roth, SEP and SIMPLE IRA plans. IRA plans require a separate adoption agreement as well as separate forms to sell your shares. The TOD and IRA agreements are available from your financial advisor, the transfer agent or through our website eagleasset.com.

Customer Identification and Verification Procedures  I  The fund is required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide the fund with the name, physical address (not a P.O. Box), Social Security or other taxpayer ID number and date of birth of all owners of the account. For entities such as corporations or trusts, the person opening the account on the entity’s behalf must provide this information. The fund will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, the fund may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for the fund to close or suspend further activity in an account.

Restrictions on Orders  I  The fund and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of the fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when the fund cannot determine the value of its assets or sell its holdings.

Website  I  Subject to availability by your financial institution, you may access your account information, including balances and transaction history through our website, eagleasset.com. Additional information, including current fund performance and various account forms and agreements, is also available on our website.

Redemption-in-Kind  I  Although the fund generally intends to pay redemption proceeds solely in cash, the fund has reserved the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (this is known as a redemption-in-kind). If the amount of the sale is at least either $250,000 or 1% of the fund’s assets, we may give you securities from the fund’s portfolio instead of cash.

Accounts With Below-Minimum Balances  I  If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, the fund reserves the right to close your account and send the proceeds to your address of record.

Market Timing  I  Market Timing typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings — for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. Market timing can be disruptive to the fund’s efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of the fund and increase taxes, all of which could reduce the return to fund shareholders.

Your Investment

PROSPECTUS     09.15.2008

The Board has adopted policies reasonably designed to deter short-term trading of fund shares. The fund will not enter into agreements to accommodate frequent purchases or exchanges. Further, the fund and the transfer agent have adopted the following guidelines:

• The transfer agent reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.

•     The fund may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to the fund. The fund may consider the trading history of accounts under common ownership or control in this determination.

•     All shareholders are subject to these restrictions regardless of whether you purchased your shares directly from the fund or through a financial intermediary. The fund reserves the right to reject combined or omnibus orders in whole or in part.

•     The fund seeks the cooperation of broker-dealers and other financial intermediaries by various methods such as entering into agreements whereby the transfer agent will request information regarding the identity of specific investors, transaction information and restricting the ability of particular investors to purchase fund shares.

• While the fund applies the above policies, there is no guarantee that all market timing will be detected.

Disclosure of Portfolio Holdings  I  Periodically, customers of the fund express interest in having current portfolio holdings disclosed to them more often than required by law or regulation. To satisfy this request, the fund has adopted a policy on disclosing portfolio holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the fund’s policy is included in the SAI. Portfolio information can be found on our website, eagleasset.com.

Account Statements  I  If you purchase shares directly from a fund, you will receive monthly or quarterly statements detailing fund balances and all transactions completed during the prior period and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly or quarterly statements. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and statements and immediately notify the fund or your financial advisor or any discrepancies.

Dividends, Capital Gain Distributions and Taxes

Distributions and Taxes  I  The fund annually distributes to its shareholders dividends from its net investment income. Net investment income generally consists of dividends and interest income received on investments, less expenses.

Your Investment

 PROSPECTUS | 09.15.2008

The dividends you receive from a fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the 15% maximum federal income tax rate applicable (through 2010) to dividends paid to individuals.

The fund may also distribute capital gains to its shareholders normally once a year. A fund generates capital gains when it sells assets in its portfolio for profit. Capital gains distributions are taxed differently depending on how long the fund held the asset (not on how long you hold your shares). Distributions of capital gains recognized on the sale of assets held for one year or less (net short-term capital gains) are taxed as ordinary income; distributions of capital gains recognized on the sale of assets held longer than that (net long-term capital gains) are taxed at lower capital gains rates. The federal alternative minimum tax (“AMT”) may apply in certain cases, even in a “tax-free” fund. Please consult a tax professional for more information.
Fund distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing fund at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check, or direct them for purchase of shares in the same class of another mutual fund managed by the Manager.
In general, selling or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

Type of transactions	Tax status and rate
Income dividends	Ordinary income; may be eligible for 15% maximum rate for individuals
Net short-term capital gain distributions	Ordinary income
Net capital gain distributions	Long-term capital gains; generally eligible for 15% maximum rate for individuals
Sales or exchanges of fund shares owned for more than one year	Long-term capital gains or losses (capital gains rate, as described above)
Sales or exchanges of fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

Income dividend distributions will vary by class and are anticipated to be generally higher for Class A shares (because that class’s expense ratio is lower).

Withholding Taxes  I  If you are a non-corporate shareholder and a fund does not have your correct Social Security or other taxpayer ID number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) a portion of your distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized). If you otherwise are subject to backup withholding, we also must withhold and pay to the IRS a portion of your distributions. Any tax withheld may be applied against the tax liability on your tax return. State law may also require us to withhold and pay to your state of residence a portion of your distributions and redemption proceeds.

Tax Reporting  I  If your account has taxable distributions, withholding or other activity required to be reported to the IRS, we will send you the appropriate tax form that reflects the amount and tax status of that activity. Such tax forms will be mailed early in the year for the prior calendar year in accordance with current IRS guidelines. Generally, fund distributions are taxable to you in the year you receive them. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

For More Information

More information on this fund is available free upon request, including the following:

Financial Reports  I   Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In those reports, you will find a discussion of the market conditions and investment strategies that affected the fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)  I   Additional information about the fund and its policies may be found in the SAI. A current SAI is on file with the Securities and Exchange Commission (“Commission”) and is incorporated herein by reference (meaning it is legally considered part of this prospectus).

To obtain the SAI, the prospectus, annual report, semiannual report, performance information, an account application, schedule of portfolio holdings found on Form N-Q, other information or to make an inquiry, contact:

By mail:	P.O. Box 33022
St. Petersburg, Florida 33733-8022

By telephone:	800.421.4184

By internet:	eagleasset.com

These documents and other information about the fund can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the fund may be viewed on-screen or downloaded from the EDGAR Database on the Commission’s Internet web site at sec.gov; or after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.
The fund offers the ability to receive these documents and other fund information electronically, via notification to an e-mail address you provide. To enroll in this service, visit eagleasset.com. Further, to eliminate unnecessary duplication and reduce the cost to fund shareholders, only one copy of the prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the prospectus or other shareholder reports for each shareholder with the same mailing address, you should call 800.421.4184 or send an e-mail to: FundServices@eagleasset.com. The fund is pleased to offer the convenience of viewing shareholder communications, including fund prospectuses, annual reports, and proxy statements, online at eagleasset.com.

The fund’s Investment Company and Securities Act registration number is:

Heritage Series Trust	811-7470	33-57986

No dealer, salesperson or other person has been authorized to give any information or to make any representation other than that contained in this prospectus in connection with the offer contained in this prospectus, and, if given or made, such other information or representations must not be relied upon unless having been authorized by the fund or the distributor. This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

EAGLE SMALL CAP CORE VALUE FUND

Prospectus September 15, 2008 Eagle Small Cap Core Value Fund Retirement Class -- R-3 and R-5 shares

These securities have not been approved or disapproved by the Securities and Exchange Commission (“Commission”), nor
has the Commission passed upon the accuracy or adequacy of the funds’ prospectus. Any representation to the contrary is a criminal offense.

EAGLE SMALL CAP CORE VALUE FUND

PROSPECTUS
ABOUT THE FUND	2

HISTORICAL PERFORMANCE OF ACCOUNTS SIMILAR TO THE EAGLE SMALL CAP CORE VALUE FUND	4

MANAGEMENT OF THE FUND
Manager	5
Subadviser and Portfolio Managers	5

DISTRIBUTION OF FUND SHARES
Distributor	6
Rule 12b-1 Distribution Plan	6
Payments to Financial Intermediaries	6

YOUR INVESTMENT
Initial Offering of Shares	9
Who Can Invest	9
How to Sell Your Investment	9
How To Exchange Your Shares	9
Account and Transaction Policies	9
Dividends, Capital Gain Distributions and Taxes	12

FOR MORE INFORMATION	14

Eagle Small Cap Core Value Fund

ABOUT THE FUND	09.15.2008

Investment Objective  I  The Eagle Small Cap Core Value Fund seeks capital growth. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies  I  The Eagle Small Cap Core Value Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equities of small-capitalization companies. This policy will not be changed without 60 calendar days advance notice to shareholders. Small-cap companies are those, at time of purchase, equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index.

The fund’s portfolio managers use a value approach to select the fund’s investments. Using this investment style, the managers seek securities selling at discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. In making that assessment of their value, the managers employ a bottom-up analytic style and perform fundamental research. A bottom-up method of analysis emphasizes the outlook at the company and industry level versus reliance on the general economy and/or market trends. Factors that the managers look for in selecting investments include:

•	Favorable expected returns relative to perceived risk
•	Management with demonstrated ability and commitment to the company
•	Above average potential for earnings and revenue growth
•	Low market valuations relative to forecasted earnings, book value, cash flow and sales
•	Turnaround potential for companies that have been through difficult periods
•	Low debt levels relative to total capitalization
•	Strong industry fundamentals, such as increasing or sustainable demand and barriers to entry

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely. The fund will sell securities when they no longer meet the portfolio manager’s investment criteria.

Principal Risks  I  The greatest risk of investing in a mutual fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value ("NAV”) also increases and decreases. The primary risk factors of the fund, based on its principal investment strategies, are explained below.

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Stock Market - The value of the fund’s stock holdings may decline in price because of changes in prices of its holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

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Small-Cap Companies - Investments in small-cap companies generally involve greater risks than investing in mid- or large-capitalization companies. Small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than mid- and large-cap companies.

Eagle Small Cap Core Value Fund

ABOUT THE FUND | 09.15.2008

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Value Stocks - Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. The fund’s performance also may be affected adversely if value stocks remain unpopular with, or lose favor among, investors.

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Growth Stocks – Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Performance  I  No performance information is presented for the fund because the fund has not yet commenced operations prior to the date of this prospectus.
Fees and Expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Eagle Small Cap Core Value Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class R-3	Class R-5
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(a)	0.50%	0.00%
Other Expenses	0.65%	0.59%
Total Annual Fund Operating Expenses	1.75%	1.19%
Fees and Expenses Waived (b)	(0.05)%	(0.24)%
Net Expenses	1.70%	0.95%

(a) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of up to 0.50% of average daily assets on Class R-3 shares. (b) The Manager has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund fees to the extent that Class R-3 annual operating expenses exceed 1.70% of the class’ average daily net assets and Class R-5 annual operating expenses exceed .95% of that class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in the Manager’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

Expense Example  I  This example is intended to help you compare the cost of investing in the Eagle Small Cap Core Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the fee waiver and expense reimbursement are only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3
R-3 shares	$173	$546
R-5 shares	$97	$354

Portfolio Managers  I  David M. Adams and John “Jack” McPherson each are Managing Directors of Eagle Boston Investment Management, Inc. (“EBIM”). Mr. Adams serves as the Lead Portfolio Manager with Mr. McPherson serving as the Co-Portfolio Manager. They are both responsible for the day-to-day management of the fund.

Eagle Small Cap Core Value Fund

ABOUT THE FUND	09.15.2008

Historical Performance of Accounts Similar to the Eagle Small Cap Core Value Fund

As of the date of this prospectus, the fund has not yet commenced operations. Thus, the fund does not have performance history. The performance shown below is not the performance of the Eagle Small Cap Core Value Fund and is no guarantee of future results in managing the fund. This composite performance information should not be considered a substitute for the fund’s performance.

The performance information included below (“EBIM Composite”) has been provided by EBIM and is designed to show you how accounts managed by the Portfolio Managers have performed over various periods in the past. The EBIM Composite is comprised of two components: (a) actual performance of a registered investment company managed by the Portfolio Managers at their prior employer through October 31, 2006 and (b) a composite of accounts managed at EBIM since November 1, 2006. The EBIM Composite includes all of the accounts managed in a similar manner by the Portfolio Managers in the Eagle Small Cap Core Value strategy. The EBIM Composite is net of the Eagle Small Cap Core Value Fund’s contractual Class A share maximum operating expenses (1.40%).

Certain investment, diversification and tax law limitations that are imposed on registered investment companies such as the fund are not applicable to the EBIM Composite and may have adversely affected the performance of the EBIM Composite had they been applicable. In addition, the EBIM Composite has lower overall expenses than the fund; had the expenses of the EBIM Composite been the same as those of the fund, the EBIM Composite’s total return would have been lower than that shown here.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31, 2008 ):	1-Year	3-Years	5-Years
EBIM Composite	(9.72)%	8.50%	17.43%
Russell 2000® Index (a) (reflects no deduction for fees, expenses or taxes)	(13.00)%	5.06%	14.90%

(a) The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index. The Russell 3000® Index measures the performances of the 3,000 largest U.S. companies based on total market capitalization. The returns of the Russell 2000® Index do not include the effect of any sales charges. That means that actual returns would be lower if they included the ffect of sales charges.

The performance shown was prepared by EBIM and not the Manager. The current composite performance may vary from that shown.

Management of the Fund

PROSPECTUS	09.15.2008

Manager
Upon commencement of the fund’s operations, Eagle Asset Management, Inc. (“Eagle”) located at 880 Carillon Parkway, St. Petersburg, Florida 33716, will serve as investment adviser and administrator for the fund. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”) which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. Eagle will manage, supervise and conduct the business and administrative affairs of the fund and other Eagle mutual funds with net assets totaling over $13.4 billion as of June 30, 2008. Eagle’s contractual aggregate annual investment advisory and administration fee for the fund will be 0.60% of the fund’s average daily net assets. A discussion regarding the basis on which the Board of Trustees approved the fund’s Investment Advisory and Administration Agreement with Eagle and Subadvisory Agreement with EBIM will be available in the fund’s annual report to shareholders for the period ending October 31, 2009. Because the fund has breakpoints in its fee rate, the advisory fee rate may decline as assets increase.

The fund has entered into an Administrative Agreement with Eagle under which the fund will pay Eagle 0.15% of average daily net assets of the Class R-3 shares and 0.10% of the average daily net assets of Class R-5 shares for various administrative services.

Subadviser and Portfolio Managers

Eagle may allocate and re-allocate the assets of the fund among one or more investment subadvisers, subject to review by the Board of Trustees (the “Board”). In the future, Eagle may propose the addition of one or more additional subadvisers, subject to approval by the Board and, if required by the Investment Company Act of 1940, fund shareholders. Pursuant to an exemptive order from the Securities and Exchange Commission, Eagle is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers (except affiliated subadvisers) for the fund without approval of fund shareholders, but subject to approval of the Board. The Prospectus will be supplemented if additional investment subadvisers are retained or the contract with any existing subadviser is terminated. EBIM has been selected to serve as the subadviser to the fund. EBIM will provide investment advice and portfolio management services to the fund’s portfolio. EBIM, 880 Carillon Parkway, St. Petersburg, Florida 33716, is a wholly owned subsidiary of Eagle and serves as a subadviser to the Eagle Small Cap Core Value Fund. As of August 31, 2008, EBIM had approximately $646 million of assets under its discretionary management.
David M. Adams and John McPherson are Managing Directors of EBIM. Mr. Adams serves as the Lead Portfolio Manager and Mr. McPherson serves as the Co-Portfolio Manager. Prior to joining EBIM, Mr. Adams was with Pioneer Investment Management from 1994 to 2006 and served as a Portfolio Manager and Head of Small Cap Investing from 2002 to 2006. Prior to joining EBIM, Mr. McPherson was a Portfolio Manager with Pioneer Investment Management from 2002 to 2006.

Additional information about Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and their ownership of fund shares is found in the Statement of Additional Information (“SAI”).

Distribution of Fund Shares

PROSPECTUS	09.15.2008

Distributor
Heritage Fund Distributors, Inc. (“Distributor”), an indirect wholly-owned subsidiary of Raymond James Financial, Inc., will serve as the distributor of the fund. The Distributor may compensate other broker-dealers to promote sales of fund shares.
Rule 12b-1 Distribution Plan

Amounts paid by the fund in connection with the distribution of fund R-3 shares are referred to as a 12b-1 fee. The fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and services fees for the sale of its R-3 shares and for services provided to shareholders. Because these fees are paid out of the Class R-3’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The fund does not incur any direct distribution expenses related to R-5 shares. However, the fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager or any third party out of its own resources in accordance with the Investment Advisory and Administration Agreement to be used for the sale and distribution of fund R-5 shares.
Payments to Financial Intermediaries
The Manager, the Distributor or one or more of their corporate affiliates (“Affiliate” or “Affiliates”) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the fund. The Manager or the Distributor may also make cash payments to one or more of its Affiliates. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. The Manager or its Affiliates may make these payments from their own resources and the Distributor may make such payments from the retention of underwriting concessions or 12b-1 fees. In this context, the term “financial intermediaries” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with the Manager, the Distributor and/or an Affiliate.

The Manager or its Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the fund. The benefits that the Manager and its Affiliates receive when these payments are made include, among other things, placing the fund on the financial advisor’s funds sales system, possibly placing the fund on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the fund in its fund sales system (on its “sales shelf”). The Manager and its Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments the Manager or its Affiliates make may be calculated on the average daily net assets of the fund attributable to that particular financial intermediary (“Asset-Based Payments”). Asset-Based Payments primarily create incentives to retain previously sold shares of the fund in investor accounts. The revenue sharing payments the Manager or its Affiliates make may be also calculated on sales of new shares in the fund attributable to a particular financial intermediary (“Sales-Based Payments”). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently.

The Manager or its Affiliates also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges, cash sweep payments, or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which the Manager’s or its Affiliates’ personnel may make presentations on the fund to the financial intermediary’s sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. An Affiliate may also make payments to financial intermediaries for these services, to the extent that these services replace services that would otherwise be provided by the fund’s transfer agent or otherwise would be a direct obligation of the fund. The fund may reimburse the Affiliate for these payments as transfer agent out-of-pocket expenses.

The Manager and its Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the fund or retain shares of the fund in their clients’ accounts, the Manager and its Affiliates benefit from the incremental management and other fees paid to the Manager and its Affiliates by the fund with respect to those assets.

You can find further details about these payments and the services provided by financial intermediaries in the fund’s SAI. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary about any payments it receives from the Manager or its Affiliates or the fund, as well as about fees and/or commissions it charges.

Your Investment

PROSPECTUS	09.15.2008

Initial Offering of Shares

The fund initially will offer its shares for sale from October 1, 2008, until the close of business on October 31, 2008. During this period, shares of the fund will be offered through the Distributor to participating dealers or banks, which may receive payments for any orders. These persons may benefit from the temporary use of funds received prior to close of the initial offering period. You may rescind your order anytime during the offering period prior to its closing and your full payment will be returned to you. After the close, the fund will commence investment operations. The fund may withdraw, cancel, extend, or modify the offering of shares during the initial offering period without notice or refuse any order in whole or in part, if the fund determines that it is in its best interests to do so.

During the initial offering period, the Manager and/or RJF may, out of their own resources, sponsor various contests and promotions to encourage interest in the fund by financial intermediaries. Such contests and promotions include drawings in which financial advisors are eligible to win fund shares. Sales charges are not applicable to such shares. Under the Manager's standard rules for such contests and promotions, no employee (or members of their immediate families) of the Manager may be eligible to participate.

Who Can Invest

Class R-3 or R-5 shares are available for purchase through eligible employer sponsored retirement plans (including 401(k) plans, 403(b) plans, 457 plans and profit-sharing plans) in which the employer, plan sponsor or other administrator (“Plan Administrator”) has entered into an agreement with the Distributor. Class R-3 and R-5 shares also are generally only available to retirement plans in which the Plan Administrator or other intermediary opens an omnibus account on the books of the fund. Additional shares may be purchased through your Plan Administrator. Initial and subsequent purchase minimums are determined by your Plan Administrator.

Class R-5 shares generally are available only to retirements plans that satisfy the foregoing requirements and have $1 million or more in plan assets. Class R-3 and R-5 shares are not available to retail non-retirement accounts, traditional and Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, Coverdell Educational Savings Accounts or individual 401(k) or 403(b) plans. Plan participants should contact the Plan Administrator to consider purchasing these shares.

How To Sell Your Investment

You can sell (redeem) shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds generally will be made the next business day after your order is received. Contact your Plan Administrator to sell shares of the fund.
How To Exchange Your Shares

You can exchange shares of one fund managed by the Manager for shares of the same class of any other fund managed by the Manager that offers such shares, subject to the investment requirements of that fund. Your ability to exchange to another fund managed by the Manager may be limited by the availability of a given fund in your retirement plan as determined by your Plan Administrator. Each mutual fund managed by the Manager may terminate the exchange privilege upon 60 days notice. Please contact your Plan Administrator if you wish to exchange shares of any fund.

Account and Transaction Policies

Valuation of Securities.  I  The price of the fund’s shares is the fund’s NAV per share. The fund determines the NAV of its shares on each day the NYSE is open for business, as of the close of the regular trading session (typically 4:00 EST), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the fund is priced, the fund is not required to revalue the its shares.

Generally, the fund values portfolio securities for which market quotations are readily available at market value; however, the fund may adjust the market quotation price to reflect events that occur between the close of those markets and the fund’s determination of NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;
•	The quotation may be unreliable because the security is not traded frequently;
•	Trading on the security ceased before the close of the trading market;
•	Security is newly issued;
•	Issuer specific events occurred after the security ceased trading; or
•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service, which is periodically approved by the Board. The fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Board. The fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board. Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Eagle Fund Services, Inc. and the Manager for the fund. The composition of this Valuation Committee may change from time to time.
There can be no assurance, however, that a fair value price used by the fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Specific types of securities are valued as follows:

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Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Manager will value the security at fair value in good faith using the Procedures.

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Foreign Equity Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fund may fair value a security if certain events occur between the time trading ends on a particular security and the fund’s NAV calculation. The fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that the Valuation Committee determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Valuation Committee also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

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Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using Procedures.

•	Short-term Securities: The fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
•	Futures and Options: Futures and options are valued on the basis of market quotations, if available.

Timing of Orders  I  All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in “good order” by an authorized agent of the fund. Orders are accepted until the close of regular trading on the NYSE every business day, normally 4:00 p.m. EST, and are executed the same day at that day’s NAV. To ensure this occurs, the Distributor and/or dealers are responsible for transmitting all orders to the transfer agent in compliance with their contractual deadline.

Good Order Requirements  I  For the fund to process your request, it must be in “good order.” Good order means that you have provided sufficient information necessary to process your request as outlined in this prospectus, including any required signatures, documents and medallion signature guarantees. Further, there must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the fund until it meets these requirements.

Account Registration Options  I  There are several options for registering your account. To establish a Transfer on Death (“TOD”) arrangement, an additional TOD agreement is required. Additionally, the Manager offers a range of IRA retirement plans including Traditional, Roth, SEP and SIMPLE IRA plans. IRA plans require a separate adoption agreement as well as separate forms to sell your shares. The TOD and IRA agreements are available from your financial advisor, the transfer agent or through our website eagleasset.com.

Customer Identification and Verification Procedures  I  The fund is required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide the fund with the name, physical address (not a P.O. Box), Social Security or other taxpayer ID number and date of birth of all owners of the account. For entities such as corporations or trusts, the person opening the account on the entity’s behalf must provide this information. The fund will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, The fund may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for the fund to close or suspend further activity in an account.
Restrictions on Orders  I  The fund and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of the fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when the fund cannot determine the value of its assets or sell its holdings.

Website  I  Subject to availability by your financial institution, you may access your account information, including balances and transaction history through our website, eagleasset.com. Additional information, including current fund performance and various account forms and agreements, is also available on our website.
Redemption-in-Kind  I  Although the fund generally intends to pay redemption proceeds solely in cash, the fund has reserved the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (this is known as a redemption-in-kind). If the amount of the sale is at least either $250,000 or 1% of the fund’s assets, we may give you securities from the fund’s portfolio instead of cash.

Accounts With Below-Minimum Balances  I  If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, the fund reserves the right to close your account and send the proceeds to your address of record.

Market Timing  I  Market Timing typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings — for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. Market timing can be disruptive to the fund’s efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of the fund and increase taxes, all of which could reduce the return to fund shareholders.

The Board has adopted policies reasonably designed to deter short-term trading of fund shares. The fund will not enter into agreements to accommodate frequent purchases or exchanges. Further, the fund and the transfer agent have adopted the following guidelines:

•	The transfer agent reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.
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The fund may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to the fund. The fund may consider the trading history of accounts under common ownership or control in this determination.

•

All shareholders are subject to these restrictions regardless of whether you purchased your shares directly from the fund or through a financial intermediary. The fund reserves the right to reject combined or omnibus orders in whole or in part.

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The fund seeks the cooperation of broker-dealers and other financial intermediaries by various methods such as entering into agreements whereby the transfer agent will request information regarding the identity of specific investors, transaction information and restricting the ability of particular investors to purchase fund shares.

•	While the fund applies the above policies, there is no guarantee that all market timing will be detected.

Disclosure of Portfolio Holdings  I  Periodically, customers of the fund express interest in having current portfolio holdings disclosed to them more often than required by law or regulation. To satisfy this request, the fund has adopted a policy on disclosing portfolio holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the fund’s policy is included in the SAI. Portfolio information can be found on our website, eagleasset.com.

Account Statements  I  If you purchase shares directly from the fund, you will receive monthly or quarterly statements detailing fund balances and all transactions completed during the prior period and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly or quarterly statements. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and statements and immediately notify the fund or your financial adviser of any discrepancies.

Dividends, Capital Gain Distributions and Taxes

Distributions and Taxes  I  The fund annually distributes to its shareholders dividends from its net investment income. Net investment income generally consists of dividends and interest income received on investments, less expenses.

The dividends you receive from the fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the 15% maximum federal income tax rate applicable (through 2010) to dividends paid to individuals.

The fund may also distribute capital gains to its shareholders normally once a year. The fund generates capital gains when it sells assets in its portfolio for profit. Capital gains distributions are taxed differently depending on how long the fund held the asset (not on how long you hold your shares). Distributions of capital gains recognized on the sale of assets held for one year or less (net short-term capital gains) are taxed as ordinary income; distributions of capital gains recognized on the sale of assets held longer than that (net long-term capital gains) are taxed at lower capital gains rates. The federal alternative minimum tax (“AMT”) may apply in certain cases, even in a “tax-free” fund. Please consult a tax professional for more information.
Fund distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing fund at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check, or direct them for purchase of shares in the same class of another fund managed by the Manager.
In general, selling or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

Type of transactions	Tax status and rate
Income dividends	Ordinary income; may be eligible for 15% maximum rate for individuals
Net short-term capital gain distributions	Ordinary income
Net capital gain distributions	Long-term capital gains; generally eligible for 15% maximum rate for individuals
Sales or exchanges of fund shares owned for more than one year	Long-term capital gains or losses (capital gains rate, as described above)
Sales or exchanges of fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

Income dividend distributions will vary by class and are anticipated to be generally higher for Class A shares (because that class’s expense ratio is lower).

Withholding Taxes  I  If you are a non-corporate shareholder and a fund does not have your correct Social Security or other taxpayer ID number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) a portion of your distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized). If you otherwise are subject to backup withholding, we also must withhold and pay to the IRS a portion of your distributions. Any tax withheld may be applied against the tax liability on your tax return. State law may also require us to withhold and pay to your state of residence a portion of your distributions and redemption proceeds.

Tax Reporting  I  If your account has taxable distributions, withholding or other activity required to be reported to the IRS, we will send you the appropriate tax form that reflects the amount and tax status of that activity. Such tax forms will be mailed early in the year for the prior calendar year in accordance with current IRS guidelines. Generally, fund distributions are taxable to you in the year you receive them. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

For More Information

More information on this fund is available free upon request, including the following:

Financial Reports  I   Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In those reports, you will find a discussion of the market conditions and investment strategies that affected the fund’s performance during its last fiscal year.
Statement of Additional Information (“SAI”)  I   Additional information about the fund and its policies may be found in the SAI. A current SAI is on file with the Securities and Exchange Commission (“Commission”) and is incorporated herein by reference (meaning it is legally considered part of this prospectus).
To obtain the SAI, the prospectus, annual report, semiannual report, performance information, an account application, schedule of portfolio holdings found on Form N-Q, other information or to make an inquiry, contact:

By mail:	P.O. Box 33022
St. Petersburg, Florida 33733-8022

By telephone:	800.421.4184

By internet:	eagleasset.com

These documents and other information about the fund can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the fund may be viewed on-screen or downloaded from the EDGAR Database on the Commission’s Internet web site at sec.gov; or after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.
The fund offers the ability to receive these documents and other fund information electronically, via notification to an e-mail address you provide. To enroll in this service, visit eagleasset.com. Further, to eliminate unnecessary duplication and reduce the cost to fund shareholders, only one copy of the prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the prospectus or other shareholder reports for each shareholder with the same mailing address, you should call 800.421.4184 or send an e-mail to: Fund Services@eagleasset.com. The fund is pleased to offer the convenience of viewing shareholder communications, including fund prospectuses, annual reports, and proxy statements, online at eagleasset.com.
The fund’s Investment Company and Securities Act registration number is:

Heritage Series Trust	811-7470	33-57986

No dealer, salesperson or other person has been authorized to give any information or to make any representation other than that contained in this prospectus in connection with the offer contained in this prospectus, and, if given or made, such other information or representations must not be relied upon unless having been authorized by the fund or the distributor. This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

STATEMENT OF ADDITIONAL INFORMATION

EAGLE SMALL CAP CORE VALUE FUND

This Statement of Additional Information (“SAI”) dated September 15, 2008, should be read in conjunction with the Prospectus dated September 15, 2008 describing the shares of the Eagle Small Cap Core Value Fund (the “fund”).

This SAI is not a prospectus itself. This SAI is incorporated by reference into the fund’s Prospectus. In other words, this SAI is legally part of the fund’s Prospectus.

Copies of the Prospectus or annual, stub year and semiannual reports to shareholders are available, without charge, upon request by writing to Eagle Fund Services, Inc. at the address below, calling 800.421.4184 or by visiting our website at eagleasset.com.

EAGLE FUND SERVICES, INC.

P.O. Box 33022, St. Petersburg, Florida 33733-8022

I.      GENERAL INFORMATION

The Heritage Series Trust (the “Trust”) was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992. The Trust is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The fund is one of six separate investment portfolios that comprise the Trust. The fund currently offers Class A shares sold subject to a front-end sales charge (“Class A shares”) and Class C shares sold subject to a 1% contingent deferred sales charge (“CDSC”) (“Class C shares”). In addition the fund offers Class I, Class R-3 and Class R-5 shares, each sold without a front-end sales charge or CDSC. The fund described in this SAI operates, for many purposes, as if it were an independent company. The fund has its own objective, policies, strategies and portfolio managers, among other characteristics.

II.      INVESTMENT INFORMATION

A.       Investment Policies, Strategies and Risks

This section provides a detailed description of the securities in which the fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies. For more information regarding the description of various types of securities in which the fund may invest, please refer to Appendix A, Investment Types Glossary. For more information on the fund’s principal strategies and risks, please see the fund’s Prospectus.

Equity Securities:

Common Stocks. The fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equities of small-capitalization companies.

Convertible Securities. The fund may invest in convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, increases as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Please see the discussion of “Investment Grade and Lower Rated Securities” below for additional information.

Preferred Stock. The fund may invest in preferred stock.

Real Estate Investment Trusts (“REITs”).The fund may invest in REITs. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Warrants and Rights. The fund may purchase warrants and rights, which are instruments that permit the fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock. The fund currently does not intend to invest more than 5% of its respective net assets in warrants.

Debt Securities:

Debt Securities.The fund may invest in debt securities.

Corporate Debt Obligations. The fund may invest in corporate debt securities, including corporate bonds, debentures, notes and other similar corporate debt instruments. Please see the discussion of “Investment Grade and Lower Rated Securities” below for additional information.

Investment Grade and Lower Rated Securities:

Investment Grade Securities. The fund may invest in securities rated investment grade. Securities rated in the lowest category of investment grade are considered to have speculative characteristics and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds. The fund may retain a security that has been downgraded below investment grade if, in the opinion of its subadviser, it is in the fund’s best interest.

Lower Rated / High-Yield Securities. The fund may invest in debt securities rated below investment grade. These securities are commonly referred to as “high yield securities” and are deemed to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. These securities are subject to specific risks that may not be present with investments of higher grade securities. The fund currently does not intend to invest more than 5% of its respective net assets in lower rated/high-yield securities.

Risk Factors of Lower Rated / High-Yield Securities:

Interest Rate and Economic Risk. As with all debt securities, the market prices of high yield securities tend to decrease when interest rates rise and increase when interest rates fall. The prices of high yield securities also will fluctuate greatly during periods of economic uncertainty and changes resulting in changes in the fund’s net asset value. During these periods, some highly leveraged high yield securities issuers may experience a higher incidence of default due to their inability to meet principal and interest payments, projected business goals or to obtain additional financing. In addition, the fund may need to replace or sell a junk bond that it owns at unfavorable prices or returns. Accordingly, those high yield securities held by the fund may affect its net asset value and performance adversely during such times.

In a declining interest rate market, if an issuer of a high-yield security containing a redemption or call provision exercises either provision, the fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if the fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. While it is impossible to protect entirely against this risk, diversification of the fund’s investment portfolio and its subadviser’s careful analysis of prospective investment portfolio securities should minimize the impact of a decrease in value of a particular security or group of securities in the fund’s investment portfolio.

Securities Ratings and Credit Risk. Securities ratings are based largely on the issuer’s historical financial information and the rating agencies’ investment analysis at the time of rating. Credit ratings usually evaluate the safety of principal and interest payment of debt securities, such as high yield securities, but may not reflect the true risks of an investment in such securities. A reduction in an issuer’s credit rating may cause that issuer’s high yield securities to decrease in market value. Also, credit rating agencies may fail to change the credit ratings to reflect subsequent events. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.

The fund’s subadviser continually monitors the investments in its respective investment portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. The fund’s subadviser primarily relies on its own credit analysis, including a study of existing debt, capital structure, ability to service debt and pay dividends, sensitivity to economic conditions and other factors in its determination. See Appendix B for a description of corporate debt ratings.

Liquidity Risk and Valuation. The market for high yield securities tends to be less active and primarily dominated by institutional investors compared to the market for high-quality debt securities. During periods of economic uncertainty or adverse economic changes, the market may be further restricted. In these conditions, the fund may have to dispose of its high yield securities at unfavorable prices or below fair market value. In addition, during such times, reliable objective information may be limited or unavailable and negative publicity may adversely affect the public’s perception of the junk bond market. The fund’s Board of Trustees (“Board”) or subadviser may have difficulty assessing the value of high yield securities during these times. Consequently, any of these factors may reduce the market value of high yield securities held by the fund.

Short-Term Money Market Instruments:

Bankers’ Acceptances.The fund may invest in bankers’ acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold on the secondary market at the going rate of interest for a specified maturity. Maturities on bankers’ acceptances that are eligible for purchase at times extend to nine months, but more commonly range from 30 to 180 days.

Certificates of Deposit (“CDs”). Each fund may invest in CDs issued by domestic institutions with assets in excess of $1 billion.

Commercial Paper. The fund may invest in commercial paper that is limited to obligations rated Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by S&P.

Repurchase and Reverse Repurchase Agreements:

Repurchase Agreements. The fund may invest up to 20% of its net assets in repurchase agreements. In accordance with the guidelines and procedures established by the Board, the fund may enter into repurchase agreements with member banks of the Federal Reserve System, securities dealers who are members of a national securities exchange or market makers in U.S. Government securities. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible declines in the market value of the underlying securities and delays and costs to the fund if the other party becomes bankrupt, the fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by its subadviser to present minimal credit risks.

Reverse Repurchase Agreements. The fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the fund may decline below the price of the securities the fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the fund’s obligation to repurchase the securities. During that time, the fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor and are considered borrowings for the purpose of the fund’s limitation on borrowing.

U.S. Government:

U.S. Government Securities. U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchases certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

Foreign Securities Exposure:

Depositary Receipts. The fund may invest in sponsored or unsponsored European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), Special Drawing Rights (“SDRs”) or other similar securities representing interests in or convertible into securities of foreign issuers (collectively, “Depositary Receipts”).

Issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of these unsponsored Depositary Receipts. For purposes of certain investment limitations, EDRs, GDRs and IDRs are considered to be foreign securities.

Foreign Securities. The fund may invest up to 35% of its total assets in foreign securities, including ADRs. Of that, no more than 15% can be in direct foreign ownership. In most cases, the best available market for foreign securities will be on the exchanges or in over-the-counter (“OTC”) markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Their markets and economies may react differently to specific or global events than the U.S. market and economy. In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments that could affect such investments.

The fund will not invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of its subadviser, such restrictions are likely to be imposed. However, certain currencies may become blocked (i.e., not freely available for transfer from a foreign country), resulting in the possible inability of the fund to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

Because investments in foreign companies usually will involve currencies of foreign countries and because the fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of any of the assets of these funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. The fund will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. Additionally, to protect against uncertainty in the level of future exchange rates, the fund may enter into contracts to purchase or sell foreign currencies at a future date (a “forward currency contract” or “forward contract”).

American Depositary Receipts (“ADRs”):

The fund may invest in both sponsored and unsponsored ADRs.

Holders of unsponsored depository receipts generally bear all the costs of such facilities, and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. For purposes of certain investment limitations, ADRs are considered to be foreign securities and are subject to many of the risks inherent in investing in foreign securities, as discussed previously.

Hedging Instruments - Futures, Forwards, Options and Hedging Transactions:

General Description. The fund may use certain financial instruments (“Hedging Instruments”), including futures contracts (sometimes referred to as “futures”), options, options on futures, stock index futures and forward currency contracts, to attempt to hedge the fund’s investment portfolio as discussed below.

The use of Hedging Instruments is subject to applicable regulations of the SEC, the exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, the fund’s ability to use Hedging Instruments may be limited by tax considerations. See “Taxes.” Pursuant to claims for exemption filed with the National Futures Association on behalf of the fund, the fund is not deemed to be a “commodity pool operator” or a “commodity pool” under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the products and strategies described below, the fund expects to discover additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques. These new opportunities may become available as the fund’s subadviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, forward currency contracts or other techniques are developed. The fund’s subadviser may utilize these opportunities to the extent that it is consistent with the fund’s investment objective(s) and permitted by the fund’s investment limitations and applicable regulatory authorities. Although the fund may be permitted to use a variety of Hedging Instruments, the fund presently intends to purchase, sell and use for hedging or investment purposes those Hedging Instruments as specified and discussed in the sections that follow.

Special Risks of Hedging Strategies. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

(1)     Successful use of most Hedging Instruments depends upon the fund’s subadviser’s ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While the fund’s subadviser is experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

(2)     There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges and using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

To compensate for imperfect correlation, the fund may purchase or sell Hedging Instruments in a greater dollar amount than the hedged securities or currency if the volatility of the hedged securities or currency is historically greater than the volatility of the Hedging Instruments. Conversely, the fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities or currency is historically less than that of the Hedging Instruments.

(3)     Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the fund entered into a short hedge because its subadviser projected a decline in the price of a security in the fund’s investment portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

(4)     As described below, the fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties. If the fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. The fund’s ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

Cover for Hedging Strategies. Some Hedging Instruments expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies, forward currency contracts, options, or futures contracts or (2) cash and other liquid assets with a value, marked-to-market daily, sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for instruments and will, if the guidelines so require, set aside cash or other liquid assets in an account with the fund’s Custodian, in the prescribed amount.

Assets used as cover or otherwise held in an account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the fund’s assets to cover in segregated accounts could impede its ability to meet redemption requests or other current obligations.

Options:

The fund may use for hedging, substitution or investment purposes, certain options, including options on securities, equity and debt indices and currencies. Certain risks and special characteristics of these strategies are discussed below.

Risks of Options Trading. The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under “Illiquid and Restricted Securities.”

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under “Illiquid and Restricted Securities.”

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

The fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If the fund wished to terminate its obligation to purchase or sell securities or currencies under a put or call option it has written, it may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, the fund may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option.

In considering the use of options, particular note should be taken of the following:

(1)     The value of an option position will reflect, among other things, the current market price of the underlying security, index, currency or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument and general market conditions. For this reason, the successful use of options depends upon a fund’s subadviser’s ability to forecast the direction of price fluctuations in the underlying instrument.

(2)     At any given time, the exercise price of an option may be below, equal to or above the current market value of the underlying instrument. Purchased options that expire unexercised have no value. Unless an option purchased by the fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

(3)     A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Most exchange-listed options relate to futures contracts, stocks and currencies. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although the fund intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the fund would have to exercise those options that it has purchased in order to realize any profit.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Since closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets of options on debt securities) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists, there can be no assurance that the fund will, in fact, be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an OTC option position at any time prior to its expiration.

With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to it. For example, because the fund may maintain a covered position with respect to any call option it writes on a security, it may not sell the underlying security during the period it is obligated under such option. This requirement may impair the fund’s ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

(4)     Activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs; however, the fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.

(5)     The risks of investment in options on indices may be greater than options on securities or currencies. Because index options are settled in cash, when the fund writes a call on an index it cannot provide, in advance, for its potential settlement obligations by acquiring and holding the underlying securities. The fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold an investment portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the fund could assemble an investment portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the fund as the call writer will not learn that it has been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its investment portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index subsequently may change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Futures and Options of Futures:

Forward Currency Contracts. The fund may enter into forward currency contracts as discussed below. The fund may enter into contracts to purchase or sell foreign currencies at a future date that is not more than 30 days from the date of the contract. The fund may enter into a forward contract to sell the foreign currency for a fixed U.S. dollar amount approximating the value of some or all of their respective portfolio securities denominated in such foreign currency.

In addition, the fund may use forward currency contracts when its subadviser wishes to “lock in” the U.S. dollar price of a security when the fund is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency.

The fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to the fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.

The fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the fund’s subadviser believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged.

In addition, the fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and its subadviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as “cross hedging.” Use of a different foreign currency magnifies the fund’s exposure to foreign currency exchange rate fluctuations.

The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the then market conditions prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by entering into an instrument identical to the original contract. Secondary markets generally do not exist for forward currency contracts, however, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the fund will, in fact, be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Combined Transactions. The fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The fund’s options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the fund may also cause the sale of related investments, and increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Illiquid and Restricted Securities:

The fund will not purchase or otherwise acquire any illiquid security, agreements maturing in more than seven days, if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The fund presently has no intention of investing more than 5% of its assets in illiquid securities. OTC options and their underlying collateral are currently considered to be illiquid investments. The fund may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the fund. The assets used as cover for OTC options written by the fund will be considered illiquid unless OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Not all restricted securities are deemed illiquid for the purposes noted in this section. There is a large institutional market for certain securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”). Rule 144A under the 1933 Act, establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible securities held by the fund, however, could adversely affect the marketability of such portfolio securities and the fund may be unable to dispose of such securities promptly or at reasonable prices. These securities are deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities.

Other Investment Companies and Index Securities:

Investment Companies. The fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the fund becomes a shareholder of that investment company. As a result, the fund’s shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations.

Index Securities. The fund may invest in Standard and Poor’s Depositary Receipts, Standard and Poor’s MidCap 400 Depositary Receipts, and other similar index securities, which are considered investments in other investment companies (“Index Securities”). Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks.

Other Investment Practices:

Loans of Portfolio Securities. The fund may loan portfolio securities to qualified broker-dealers. The collateral for the fund’s loans will be “marked to market” daily so that the collateral at all times exceeds 100% of the value of the loan. The fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund also may call such loans in order to sell the securities involved. Securities loans involve some risk. The fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral. The primary objective of securities lending is to supplement the fund’s income through investment of the cash collateral in short-term interest bearing obligations.

Temporary Defensive Purposes. For temporary defensive purposes during anticipated periods of general market decline, the fund may invest up to 100% of its net assets in money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank CDs and banker’s acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by S&P or Moody’s. For a description of S&P or Moody’s commercial paper and corporate debt ratings, see Appendix B. The fund also may take positions that are inconsistent with its principal investment strategies.

B.       Industry Classifications
         For purposes of determining industry classifications, the fund relies primarily upon classifications published by Bloomberg L.P. If Bloomberg L.P. does not have an industry classification for a particular security or the industry designated no longer appears reasonable, the Manager may designate an appropriate Bloomberg L.P. industry classification. In addition, if any Bloomberg L.P. classifications are determined by the Manager to be so broad that the primary economic characteristics of issuers within a single class are materially different, the fund will classify issuers within that class according to the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission.
III.      FUNDAMENTAL INVESTMENT POLICIES

In addition to the limits disclosed above and the investment limitations described in the Prospectus, the fund is subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the applicable fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Borrowing. The fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Commodities. The fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Diversification.Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the fund may not with respect to 75% of the fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Loans, Repurchase Agreements and Loans of Portfolio Securities.The fund may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Real Estate.The fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

Senior Securities. The fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Underwriting. The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies.

IV.      NET ASSET VALUE

The net asset value per share less any applicable sales charge of each class of shares is separately determined daily as of the close of regular trading (typically 4 p.m. Eastern time or earlier NYSE closing time that day) on the New York Stock Exchange (the “NYSE”) each day the NYSE is open for business (each a “Business Day”) The NYSE normally is open for business Monday through Friday except the following holidays: New Year’s Day, Martin Luther King’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The fund values securities or assets held in its portfolio as follows:

Listed Securities. A security listed or traded on the NYSE is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. A security listed on the NASDAQ Stock Market is valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices. If no sale is reported at that time or the security is traded in the OTC market, market value is based on the most recent quoted bid price.

Fixed Income Securities. Short-term debt securities with a remaining maturity of sixty (60) days or less as of the valuation date shall be valued at cost with accrued interest or discount earned included in interest receivable. Generally, debt securities with a remaining maturity of more than sixty (60) days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities.

Options and Futures. Options and futures positions are valued based on market quotations when readily available. Market quotations generally will not be available for options traded in the OTC market.

Foreign Assets. Securities and other assets in foreign currency and foreign currency contracts will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the fund calculates the daily net asset value of each class. Foreign currency exchange rates generally are determined prior to the close of regular trading on the Exchange. Occasionally, a “significant event” affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of regular trading on the Exchange, which events will not be reflected in a computation of the fund’s net asset value. If a “significant event” materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith by the Manager or a third-party under procedures established by and under the general supervision and responsibility of the Board. The foreign currency exchange transactions of the fund conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.

Short-Term Securities. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable.

Fair Value Estimates. In the event that (1) price quotations or valuations are not readily available, (2) readily available price quotations are not reflective of market value (prices deemed unreliable), or (3) a significant event has been recognized in relation to a security or class of securities, such securities will be valued by a Valuation Committee consistent with procedures established by and under the general supervision and responsibility of the Board. Significant events include, but are not limited to, single-issuer events such as corporate announcements or earnings, multiple-issuer events such as natural disasters and significant market fluctuations.

The fund is open each Business Day. Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the fund’s close of business on each Business Day. In addition, trading in various foreign markets may not take place on all Business Days or may take place on days that are not Business Days and on which the fund’s net asset values per share are not calculated. Calculation of net asset value of a class of shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The fund calculates net asset value per share and, therefore, effect sales and redemptions, as of the close of regular trading on the NYSE each Business Day. If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the fund’s net asset value is calculated, such securities and other assets may be valued at fair value by methods as determined in good faith by or under procedures established by the Board.

V.      INVESTING IN THE FUND

Each class of shares is sold at their next determined net asset value on Business Days. The procedures for purchasing shares of the fund are explained in the Prospectus under “How to Invest.”

VI.      INVESTMENT PROGRAMS

           A.      Retirement Plans
            Fund IRA. An individual who earns compensation and has not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”). An individual may make limited deductible contributions to an IRA through the purchase of shares of the Money Market Fund and/or other Heritage Mutual Funds (“Fund IRA”). The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to a certain maximum detailed in the Code. Additionally, the Code offers individuals who are age 50 or over by the end of any year the ability to make additional special “catch-up” contributions up to certain maximums per year. These limits apply only to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below a certain level; however, a married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed certain maximums established in the Code) is not affected by the spouse’s active participant status. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to certain amounts specified in the Code. In addition, individuals whose earnings (together with their spouse’s earnings) do not exceed a certain level may establish a Roth IRA; although contributions to this type of account are nondeductible, withdrawals from it will not be taxable under certain circumstances. A separate agreement is required to establish a Fund IRA. A Fund IRA also may be used for certain “rollovers” from qualified benefit plans and from section 403(b) annuity plans. For more detailed information on a Fund IRA, please contact Eagle Fund Services, Inc. (“EFS”).
        Other Retirement Plans. Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

B.      Rights of Accumulation

Certain investors may qualify for the Class A sales charge reductions indicated in the sales charge schedule in the Prospectus by combining purchases of Class A and Class C shares into a single “purchase,” if the resulting purchase totals at least $25,000. The term “purchase” refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children purchasing Class A or Class C shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing Class A or Class C shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term “purchase” also includes purchases by a “company,” as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of mutual fund shares at a discount. A “purchase” also may include Class A or Class C shares purchased at the same time through a single selected dealer of any other fund managed by the Manager that distributes its shares subject to a sales charge.

The applicable Class A shares initial sales charge will be based on the total of:

(i)	the investor’s current purchase;

(ii)

the net asset value (at the close of business on the previous day) of (a) all Class A and Class C shares of the fund held by the investor and (b) all Class A and Class C shares of any other fund managed by the Manager held by the investor and purchased at a time when Class A shares of such other fund were distributed subject to a sales charge (including Heritage Cash Trust shares acquired by exchange); and

(iii)	the net asset value of all Class A and Class C shares described in paragraph (ii) owned by another shareholder eligible to combine his purchase with that of the investor into a single “purchase.”

To qualify for a reduced sales charge on a purchase through a selected dealer, the investor or selected dealer must provide the fund’s transfer agent with sufficient information to verify that each purchase qualifies for the privilege or discount.

C.      Class A Letter of Intent

Investors also may obtain the reduced sales charges shown in the prospectus by means of a written Letter of Intent, which expresses the investor’s intention to invest not less than $25,000 within a period of 13 months in Class A shares of the fund or any other fund managed by the Manager subject to a sales charge. Each purchase of Class A shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. In addition, if you own Class A shares of any other subject to a sales charge, you may include those shares in computing the amount necessary to qualify for a sales charge reduction.

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A shares will be redeemed involuntarily to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released. The difference in sales charge will be used to purchase additional Class A shares of the fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. An investor may amend his/her Letter of Intent to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales charge in effect for the higher amount. The escrow procedures discussed above will apply.

VII.      REDEEMING SHARES

The methods of redemption are described in the section of the Prospectus entitled “How to Sell Your Investment.”

A.      Receiving Payment

If a request for redemption is received by the fund in good order (as described below) before the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on a Business Day, the shares will be redeemed at the net asset value per share determined as of 4:00 p.m. Eastern time, minus any applicable CDSC. Requests for redemption received by the fund after 4:00 p.m. Eastern time will be executed at the net asset value determined as of 4:00 p.m. Eastern time on the next Business Day, minus any applicable CDSC. The fund reserves the right to accept and execute orders to redeem at such other time as designated by the fund if it accepts orders on days when the Exchange is closed.

If shares of the fund are redeemed by a shareholder through a participating dealer or participating bank (“Financial Advisor”), the redemption is settled with the shareholder as an ordinary transaction (generally three business days after the order was received). Payment for shares redeemed normally will be made by the fund to the Distributor or a Financial Advisor the next business day.

Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of fund shares can be directed to the Distributor, a financial advisor or to EFS.

A redemption request will be considered to be received in “good order” if:

•	the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

•	any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

•

any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

•	the signatures on any written redemption request of $100,000 have been guaranteed by a participant in our medallion signature guarantee programs (STAMP, SEMP).

The fund has the right to suspend redemption or postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the SEC. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined, less any applicable CDSC, after the suspension is lifted. If a redemption check remains outstanding after six months, EFS reserves the right to redeposit those funds into your account.

The Board may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the NYSE is closed other than for the customary weekend and holiday closings, (2) during which trading on the NYSE is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets or (4) for such other periods as the SEC may by order permit for the protection of the holders of a class of shares.

B.      Telephone Transactions

Shareholders may redeem shares by placing a telephone request to the fund. The fund, EFS, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If the fund, EFS, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

C.      Systemic Withdrawal Plan

Shareholders may elect to make systematic withdrawals from the fund account on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. Should a CDSC apply, the liquidation will be such that you will receive the requested amount, less any charges. The Systematic Withdrawal Plan currently is not available for shares held in an IRA, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan or other retirement plan, unless the shareholder establishes to the Manager’s satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge by contacting EFS.

Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholders, whichever is applicable. Except as described in the Prospectus, systematic withdrawals may be subject to a CDSC. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the following Business Day, minus any applicable CDSC for Class C shares. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to EFS. The fund, EFS and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

A withdrawal payment is treated as proceeds from a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

Ordinarily, a shareholder should not purchase additional Class A shares of the fund, if maintaining a Systematic Withdrawal Plan of Class A shares, because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. The fund will not knowingly accept purchase orders from shareholders for additional Class A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year’s scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under the fund’s Automatic Investment Plan.

D.      Waiver of CDSC

The CDSC is currently is waived for: (1) any partial or complete redemption in connection with a distribution, without penalty, under section 72(t) of the Code from a qualified retirement plan, including a self-employed individuals retirement plan (a so-called “Keogh Plan”) or IRA upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in section 72(m)(7) of the Code) of a shareholder (including one who owns the shares as joint tenant with his spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability (4) shares are sold to make payments through certain sales from a Systematic Withdrawal Plan of up to 12% annually of the account balance at the beginning of the plan; or (5) shares are sold to close out shareholder accounts that do not comply with the minimum balance requirements.

E.      Redemptions in Kind

The fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the fund’s net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board determines that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the fund determines net asset value. The portfolio instruments will be selected in a manner that the Board deems fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

F.      Frequent Purchases and Redemptions of Fund Shares

“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. EFS and the Manager have no formal or informal arrangements to allow customers to trade in the fund frequently. EFS monitors trading activity in the fund in order to detect and deter market timing activities. In some cases, such monitoring results in rejection of purchase or exchange orders. While there is no guarantee that all market timing will be detected, EFS has adopted a Market Timing Policy, described in the fund’s prospectus, to deter such activity.

VIII.      EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired, at their respective net asset values, as next determined following receipt by the fund whose shares are being exchanged of: (1) proper instructions and all necessary supporting documents or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone or telegram requests for an exchange received by the fund before the close of regular trading on the Exchange will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange’s next trading day.

If you or your Financial Advisor are unable to reach EFS by telephone, an exchange can be effected by sending a telegram to EFS. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

Each fund managed by the Manager reserves the right to: (1) reject any order to acquire its shares through exchange or otherwise, (2) restrict or (3) terminate the exchange privilege at any time. In addition, each fund managed by the Manager may terminate this exchange privilege upon 60 days’ notice.

IX.      DISCLOSURE OF PORTFOLIO HOLDINGS

The fund’s policy is to protect the confidentiality of information relating to portfolio holdings and to prevent the selective disclosure of nonpublic information. To this extent, neither the fund nor the Manager will provide portfolio holdings information to any individual, investor or other person unless specifically authorized by the fund’s Chief Compliance Officer (“CCO”) or as described below.

The fund’s top 20 portfolio holdings will be posted on the fund’s website no earlier than 5 business days after a calendar month’s end and the full portfolio holdings (security name and percentage of total net assets) will be posted no earlier than 5 business days after a calendar quarter’s end and will be available upon request to the fund’s shareholders. In addition, the fund’s portfolio holdings are reported on Form N-Q for its first and third fiscal quarter and are reported on Form N-CSR for its semi-annual and annual periods. See the Prospectus under “Account and Transaction Policies” for more information regarding public disclosure of the fund’s portfolio holdings.

The fund’s Board, officers and certain employees of the Manager, transfer agent and fund accountant have regular access to the fund’s portfolio holdings. In addition to being subject to the prohibitions regarding disclosure of, and trading on non-public information described in the Manager’s Code of Ethics, all personnel of the Manager, transfer agent and fund accountant must annually certify to compliance with the fund’s policy. Specifically, the Manager’s Code of Ethics prohibits employees from revealing non-public information other than to: (1) persons whose responsibilities require knowledge of the information; (2) regulatory authorities who have appropriate jurisdiction with respect to such matters or (3) third parties who utilize such information for ratings or performance analysis. The CCO may approve access to the fund’s portfolio holdings by other persons in the Manager, transfer agent or fund accountant for a limited period of time upon determining that the access is in the best interest of the fund’s shareholders.

The fund’s subadvisers also have regular access to the fund’s portfolio holdings and must protect the confidentiality of the fund’s portfolio holdings. The fund, the Manager and the Subadvisers are prohibited from entering into any arrangement to disclose the fund’s portfolio holdings for compensation or any other type of consideration.

The CCO may provide an entity (“Authorized Service Provider”) with access to the fund’s portfolio holdings more frequently than is publicly available after a determination by the CCO that such access serves a legitimate business purpose. An Authorized Service Provider may not receive portfolio holdings information unless it signs a confidentiality agreement. An Authorized Service Provider may include the fund’s subadvisers and custodian.

Pursuant to arrangements with third-party vendors, EFS provides the fund’s portfolio holdings information to the Distributor, Lipper Analytical Services Corporation, Morningstar, Bloomberg, Standard & Poor’s, Thompson Financial Services, Inc., and Vickers on a daily, monthly or quarterly basis subject to confidentiality agreements unless the information is publicly available. Public information received by third-party vendors is available no earlier than 5 days after calendar month or quarter end.

The CCO will assess each ad hoc request for access on a case-by-case basis. Each request and the CCO’s response will be documented in writing, provided to the Manager’s compliance department for approval and posted on the fund’s website. The CCO will send a response to the person making an ad hoc request at least one day after it is posted on the fund’s website. All ad hoc disclosure requests will be reported to the fund’s Board at its next meeting.

In the event portfolio holdings disclosure made pursuant to the policy present a conflict of interest between the fund’s shareholders and the Manager, transfer agent, fund accountant, a Subadviser, the Distributor or any affiliated person of the fund, the disclosure will not be made unless a majority of the Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure.

         The CCO will make an annual report to the fund’s Board on the operation and effectiveness of the policy and any changes thereto. In addition, the Board will receive any interim reports that the CCO may deem appropriate.

X.      TAXES

General. The fund is treated as a separate corporation for Federal tax purposes and intends to continue to qualify for favorable tax treatment as a regulated investment company under the Code (“RIC”). To do so, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, all determined without regard to the dividends-paid deduction) (“Distribution Requirement”) and must meet several additional requirements. With respect to the fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of Federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the fund’s earnings and profits, taxable as ordinary income (except that, for individual shareholders, all or part of those dividends may be subject to a maximum federal tax rate of 15%). In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

The fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.
          Disposition of Fund Shares; Distributions. A redemption of fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the redeemed shares (which normally includes any sales charge paid on Class A shares). An exchange of shares of any fund for shares of another fund managed by the Manager (including another fund in the Heritage Series Trust) generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of a fund through a redemption or exchange within 90 days after purchase thereof and subsequently acquires Class A shares of that fund or of another fund managed by the Manager without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis in the shares subsequently acquired. In addition, if shares of a fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis in the newly purchased shares.
         If shares of a fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends and other distributions the fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the fund and received by those shareholders on December 31 of that year, if the fund pays them during the following January. Accordingly, those distributions will be taxed to those shareholders for the taxable year in which that December 31 falls.

Dividends from the fund’s investment company taxable income are taxable to its shareholders as ordinary income, to the extent of its earnings and profits, whether received in cash or in additional fund shares. Distributions of the fund’s net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, whether received in cash or in additional fund shares and regardless of the length of time the shares have been held. A portion of the dividends (but not the capital gain distributions) the fund pays may be eligible for the 15% maximum Federal income tax rate applicable to dividends that individuals receive through 2010. The eligible portion may not exceed the aggregate dividends the fund receives from most domestic corporations and certain foreign corporations, unless that aggregate is at least 95% of its gross income (as specially computed), in which case, the entire dividend will qualify. In addition, the availability of the 15% rate is subject to certain holding period and other restrictions imposed with respect to the shares on which the dividends are paid. A portion of the fund’s dividends – not exceeding the aggregate dividends it receives from domestic corporations only – also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period and other restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax. Through 2010, any distributions the fund makes of net capital gain, will be subject to a 15% maximum federal income tax rate for individual shareholders. In addition, any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for that maximum rate. Shareholders receive Federal income tax information regarding dividends and other distributions after the end of each year.

The fund is required to withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other noncorporate shareholders who do not provide that fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

Income from Foreign Securities. Dividends and interest the fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the total return on its securities. Tax conventions between certain countries and the U.S. may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to Federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain, which the fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, even if the fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC’s stock over the fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses: (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of a foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Hedging Strategies. The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine, for income tax purposes, the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Some futures, foreign currency contracts and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which the fund may invest will be subject to section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts the fund holds at the end of each taxable year, other than Section 1256 Contracts that are part of a “mixed straddle” with respect to which it has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund.

Code section 1092 (dealing with straddles) also may affect the taxation of certain Hedging Instruments in which the fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

If the fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract the fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Investors are advised to consult their own tax advisers regarding the treatment of an investment in the fund under state and local tax laws, which may differ from Federal tax treatment described above.

XI.      SHAREHOLDER INFORMATION

Each share of the fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of shares of the fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the fund’s operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the fund’s outstanding shares.

XII.      FUND INFORMATION

A.      Management of the Fund

Board of Trustees. The business affairs of the fund are overseen by or under the direction of the Board. The Trustees are responsible for overseeing the fund’s business affairs and for exercising all the fund’s powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

Background of Trustees and Officers. The following is a list of the Trustees and officers of the Trusts with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. (“RJF”), Heritage Fund Distributors, Inc. (“HFD”) or the Manager, the length of service to the Trust, and the position, if any, that they hold on the board of directors/trustees of companies other than the Trust. Each Trustee, except for Lincoln Kinnicutt, serves as Trustee on the Boards of five investment companies in the Heritage Mutual Fund complex: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust, and Heritage Series Trust, consisting of a total of eleven portfolios. Mr. Kinnicutt serves on the Boards of four of the investment companies in the Heritage Mutual Fund complex: Heritage Cash Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust. The principal address of each Trustee and Officer is P.O. Box 33022, St. Petersburg, Florida 33733-8022.

Trustees
Name, Age and Position, Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds Overseen in Fund Complex	Other Directorships
Interested Trustee(b):
Richard K. Riess (58) Trustee since 1985 ; Chairman of the Board of Trustees since 2007	Executive Vice President and Managing Director for Asset Management of RJF since 1998; Chief Executive Officer of Eagle since 1996; Chief Executive Officer of Heritage since 2000	11	N/A
Independent Trustees:
C. Andrew Graham (68) Trustee since 1985	First Financial Advisors, LTD & Graham Financial Partners, LLC (financial planning, insurance and investment services) since 1999	11	N/A
Keith B. Jarrett (59) Trustee since 2005	Founder, Rockport Funding, LLC (private equity), and Ajax Partners (investment partnership) since 2003; Director, Bankserv, Inc. since 2003; Director, Pertrac Strategic Financial Solutions since 2005; Director, Medfusion, Inc. since 2007	11	N/A
Lincoln Kinnicutt (63)(c) Trustee since 2006	Retired since 2002; Managing Director of Goldman Sachs 1997-2002	10	N/A
William J. Meurer (64) Trustee since 2003	Private financial consultant since September 2000	11	Sykes Enterprises, Incorporated (inbound call systems)
James L. Pappas (65) Trustee since 1989; Lead Independent Trustee since 2003	Lykes Professor of Banking and Finance at University of South Florida 1986 - 2006; President, Graduate School of Banking at the University of Wisconsin 1995 - 2005	11	N/A
Deborah L. Talbot, PhD (57) Trustee since 2002	Independent Consultant and Researcher; Founder and Chairman of the Board, Creative Tampa Bay since 2003; Deans’ Advisory Board, College of Arts and Sciences, University of Memphis since 2002	11	N/A

(a) Trustees serve for life or until they are removed, resign or retire. The Board has adopted a Board Governance Policy that requires Independent Trustees to retire no later than at the end of the meeting which occurs immediately after his or her 72nd birthday.

(b) Mr. Riess is an “interested” person of the Trust as that term is defined by the 1940 Act. Mr. Riess is affiliated with Heritage, HFD, Eagle and RJF.

Officers
Name, Age and Position, Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past Five Years
Stephen G. Hill (48) President since 2005

President of Heritage since 2005; Director of Heritage and HFD since 1994 and 2006, respectively; President and Chief Operating Officer of Eagle since 2000; President and Chief Executive Officer of Eagle Boston Investment Management, Inc. (“EBIM”) since 2004.

Mathew J. Calabro (41) Senior Vice President and Principal Executive Officer since 2007	Senior Vice President of Heritage and HFD since 2005 and 2007, respectively; Vice President of Heritage since 2005; Chief Compliance Officer of Heritage 1996 to 2007.
Andrea N. Mullins (41) Treasurer since 2003; Principal Financial Officer and Secretary since 2004	Treasurer and Vice President - Finance of Heritage since 2003; Vice President, Fund Accounting of Heritage 1997 to 2003.
Susan L. Walzer (40) Chief Compliance Officer since 2007

Chief Compliance Officer of Heritage since 2007; Director of Compliance for Heritage 2005 to 2007; Assistant Secretary for Heritage and HFD since 2008; Associate Corporate Counsel for RJF 2003 to 2005; Vice President of Operations and Administration for Raymond James & Associates, Inc. 1997 to 2003.

_______________________________

(a)     Officers each serve one year terms.

Board of Trustees Various Committees:

Audit Committee. The Audit Committee consists of Messrs. Jarrett, Meurer and Pappas. The members of the Audit Committee are not “interested” persons of the Trusts (“Independent Trustees”). Mr. Meurer serves as the Chairman of the Audit Committee. The Audit Committee met six times during the last fiscal year. The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to:

•	the engagement or discharge of the Trusts’ independent auditors (including the audit fees charged by auditors);
•	the supervision of investigations into matters relating to audit matters;
•	the review with the independent auditors and independent consultants of the results of audits; and
•	addressing any other matters regarding audits and financial statements.

Compliance Committee. The Compliance Committee consists of Ms. Talbot and Messrs. Graham and Kinnicutt, each of whom is an Independent Trustee. Ms. Talbot serves as Chairwoman of the Compliance Committee. The Compliance Committee met four times during the last fiscal year. The primary responsibilities of the Compliance Committee are:

•	to oversee the Trusts’ compliance with all regulatory obligations arising under the applicable Federal securities law, rules and regulations; and
•	to oversee management’s implementation and enforcement of the Trusts’ compliance policies and procedures.

Nominating Committee. The Nominating Committee consists of Messrs. Graham, Jarrett, Kinnicutt, Meurer, Pappas, and Ms. Talbot, each of whom is an Independent Trustee. Mr. Pappas serves as the Chairman of the Nominating Committee. The Nominating Committee’s primary responsibility is to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. In determining potential candidates’ qualifications for Board membership, the Committee may consider all factors it may determine to be relevant to fulfilling the role of being a member of the Board. The Nominating Committee may consider potential candidates for nomination identified by one or more shareholders of a fund. Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose. In order to be considered by the Committee, any shareholder recommendation must include certain information, such as the candidate’s business, professional or other relevant experience and areas of expertise, current business and home addresses and contact information, other board positions or prior experience and any knowledge and experience relating to investment companies and investment company governance. The primary responsibilities of the Nominating Committee are:

•	to make recommendations to the Board on issues related to the composition and operation of the Board;
•	communicate with management on those issues; and
•	evaluate and nominate Board member candidates.

Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee consists of Messrs. Meurer, Pappas and Jarrett, each of whom is an Independent Trustee. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year. The primary responsibility of the Trusts’ Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report made or referred to the Committee by:

•	an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law; or
•	a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust.

The following table shows the amount of equity securities in the fund and in the other Heritage Mutual Funds owned by the Trustees as of August 8, 2008:

Dollar Range of Equity Securities Owned:
	Interested Trustee	Independent Trustees
	Richard K. Riess	C. Andrew Graham	Keith Jarrett	Lincoln Kinnicutt	William J. Meurer	James L. Pappas	Deborah L. Talbot
Eagle Small Cap Core Value	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Aggregate Dollar Range of Securities in Heritage Mutual Funds(a)	Over $100,000	Over $100,000	$50,001- $100,000	Over $100,000	Over $100,000	Over $100,000	$50,001- $100,000

(a) The Heritage Mutual Funds consist of 11 funds, including the Heritage Money Market Fund and Heritage Municipal Money Market Fund.

The Trustees and officers of the Trust, as a group, own less than 1% of each class of each fund’s shares outstanding. The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Growth & Income Trust and, except for Mr. Kinnicutt, Heritage Capital Appreciation Trust, investment companies that are also advised by the Manager. Except for Mr. Kinnicutt, each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or its affiliates receives an annual fee of $25,000 and an additional fee of $4,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Mr. Kinnicutt receives an annual fee of $22,500 and an additional fee of $3,600 for each combined quarterly meeting of the Heritage Mutual Funds attended. In addition, each Audit Committee and Compliance Committee member receives $1,000 per meeting (in person or telephonic), which is allocated among each Heritage Mutual Fund on a pro rata basis. The Lead Independent Trustee and Compliance Committee Chairperson each receive an annual retainer of $4,000 and the Audit Committee Chairperson receives an annual retainer of $5,000. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds. Because the Manager and other unaffiliated service providers perform substantially all of the services necessary for the operation of the Trust, the Trust requires no employees. Except for the Chief Compliance Officer, no officer, director or employee of the Manager receives any compensation from the Trust for acting as a director or officer. The following table shows the estimated compensation the Trustees will receive based on their service to the Fund.

Compensation Table

	Aggregate Compensation from:	Total Compensation From Heritage Mutual Funds(a) Paid to Trustees
Trustee Name	Series Trust
Interested Trustee:
Richard K. Riess	$0	$0
Independent Trustees:
C. Andrew Graham	$19,500.00	$39,000.00
Keith Jarrett	$20,500.00	$41,000.00
Lincoln Kinnicutt	$14,625.00	$24,175.00
William J. Meurer	$22,250.00	$44,500.00
James L. Pappas	$21,750.00	$43,500.00
Deborah L. Talbot	$21,000.00	$42,000.00

(a)  The Heritage Mutual Funds consist of five separate registered investment companies, which are Capital Appreciation Trust, Growth & Income Trust, Series Trust, Heritage Income Trust and Heritage Cash Trust, and 11 portfolios of those companies.

No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of any of any Trust’s expenses.

B.      Five Percent Shareholders

There are no shareholders who owned of record or were known by the funds to own beneficially five percent or more of the outstanding shares of a class of the fund, because the fund has not commenced operations.

C.     Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) wherein the Trust has delegated to the subadviser the responsibility for voting proxies relating to portfolio securities held by the fund as part of their investment advisory services, subject to the supervision and oversight of the Manager. All such proxy voting duties shall be subject to the Board’s continuing oversight. Notwithstanding this delegation of responsibilities, however, the fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the fund and its shareholders, taking into account the value of the fund’s investments.

Proxy Voting Guidelines. Generally, The subadviser will vote proxies in accordance with the proxy voting guidelines (“Proxy Guidelines”) adopted as part of the Trust’s Proxy Policies. The subadviser is permitted to vote a proxy based on its own proxy policies if a proxy presents an issue that is not addressed in the Proxy Guidelines or the Proxy Guidelines provide discretion as to how to vote a proxy. The subadviser should vote proxies to further the long-term economic value of the underlying securities. The Proxy Guidelines distinguish between routine and non-routine proposals.

In general, routine proposals are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to corporate restructuring, poison pill provisions, and changes in capitalization. These proposals may require special consideration by the subadviser depending on whether and how they are addressed in the Proxy Guidelines.

Conflicts of Interest. The Proxy Guidelines also address procedures to be used by the subadviser when there is a conflict of interest between the interests of its respective fund shareholders and those of the subadviser, the fund’s principal underwriter or other affiliated persons of the fund. Upon the discovery of a conflict of interest, the subadviser must consult with the Manager to assess the extent to which there may be a material conflict of interest. After such consultation, the subadviser will provide the Manager with pertinent written information as to how and why the proxy was voted in a particular manner. In addition, the subadviser will provide a quarterly report to the Board that includes information as to how the conflict was resolved.

More Information. Information regarding how proxies were voted during the most recent twelve-month period is available without charge, upon request by calling toll-free, 800.421.4184, accessing our website at eagleasset.com or by accessing the Trust’s most recently filed report on Form N-PX on the SEC's website at www.sec.gov. In addition, a copy of the Heritage Mutual Funds Proxy Voting Guidelines are also available by calling 800.421.4184, and will be sent within three business days of receipt of a request.

D.      Investment Adviser and Administrator; Subadviser

Upon commencement of the fund’s operations, the investment adviser and administrator for the fund will be Eagle. Eagle was organized as a Florida corporation in 1985. All the capital stock of Eagle is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

Eagle will be responsible for managing the fund’s investment and noninvestment affairs, subject to the direction of Eagle and the fund’s Board. The Trust, on behalf of the fund, if any, entered into an Investment Advisory Agreement. Under the Investment Advisory Agreement, Eagle will provide a continuous investment program for the fund and determines what securities and other investments will be purchased, retained, sold or loaned by the fund and what portion of such assets will be invested or held uninvested as cash. Eagle also will be responsible for effecting transactions for the fund and selecting brokers or dealers to execute such transactions for the fund. Eagle may delegate these duties subject to Board approval, and if required by the 1940 Act, shareholder approval.

Under a separate Subadvisory Agreement, Eagle Boston Investment Management, Inc. (“EBIM”) will provide investment advice and portfolio management services, subject to the direction of Eagle and the Trust’s Board, to the fund for a fee payable by Eagle.

The Advisory Agreement and the Subadvisory Agreement were approved by the Board (including all of the Trustees who are not “interested persons” of Eagle or the subadviser, as defined under the 1940 Act) and by the shareholders of the applicable funds in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Eagle, the subadviser or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the fund.

The Advisory and Subadvisory Agreements each automatically terminate on assignment, and each is terminable on not more than 60 days written notice by the Trust to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days written notice by Eagle, as applicable, to the fund and the Subadvisory Agreement may be terminated on not less than 60 days written notice by Eagle as applicable, or 90 days written notice by the subadvisers. Under the terms of the Advisory Agreement, Eagle automatically becomes responsible for the obligations of the subadviser upon termination of the Subadvisory Agreement. In the event Eagle ceases to be the investment adviser of the fund or the Distributor ceases to be principal distributor of shares of the fund, the right of the fund to use the identifying name of “Eagle” may be withdrawn.

Eagle and the subadviser shall not be liable to the fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with the fund or for any losses that may be sustained in the purchase, holding or sale of any security.

All of the officers of the fund are officers or directors of Eagle or its affiliates. These relationships are described under “Management of the Fund.”

Advisory Fees:
         The fund will pay investment advisory fees to Eagle. Because the fund has not yet commenced operations, Eagle has yet to earn advisory fees or administrative fees from the fund. In addition, Eagle has entered into an agreement with the fund’s subadviser but has yet to pay any fees. Further, Eagle has contractually agreed to waive the fund’s 2009 fiscal year expenses to the extent that total annual operating expenses exceed certain limits for each class.

Eagle will provide administrative services under an administration agreement with the Trust, on behalf of the fund. Under the administration agreement, Eagle provides to the fund and its respective classes all administrative and clerical services deemed necessary or advisable for the operation of the fund and classes. Among other services, Eagle provides all necessary office facilities, equipment, and personnel, prepares required regulatory filings, prepare Board materials and coordinates mailing of prospectuses, notices, proxy statements and other shareholder or investor communications. The fees under the administration agreement are equal to 0.15% of the average daily net assets of Class A, Class C and Class R-3 shares and 0.10% of the average daily net assets of Class I and Class R-5 shares.

         For the fund, the current advisory and subadvisory fees, are determined as follows:

	Average daily net assets	Rate charged
Investment Advisory Fee
	$0 to $500 million	0.60%
	$501 million to $1 billion	0.55%
	Over $1 billion	0.50%

Subadvisory Fee - EBIM
	$0 to $500 million	0.375%
	$501 million to $1 billion	0.35%
	Over $1 billion	0.325%

Eagle has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class A annual operating expenses exceed 1.40% of the class’ average daily net assets through February 28, 2010, Class C annual operating expenses exceed 2.20% of that class’ average daily net assets through February 28, 2010, Class I and Class R-5 annual operating expenses exceed 0.95% of that class’ average daily net assets through February 28, 2010 and Class R-3 annual operating expenses exceed 1.70% of that class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

Class-Specific Expenses. Each fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the fund’s shares to which those expenses are attributable.

E.      Portfolio Managers

The portfolio manager has provided the information found in this section and presented below for Eagle’s use in the SAI.

Eagle Small Cap Core Value Fund - David M. Adams and John “Jack” McPherson each are Managing Directors of EBIM. Mr. Adams serves as the Lead Portfolio Manager with Mr. McPherson serving as the Co-Portfolio Manager. They are both responsible for the day-to-day management of the fund. All members of the team discuss their research analysis and recommendations at investment strategy meetings.  The entire team discusses and debates whether the business being presented meets the fund’s definition of a small-cap company and the attractiveness of the current valuation.  The team reaches a consensus on whether a business is worthy of a position in the portfolio.  Mr. Adams and Mr. McPherson are accountable for all portfolio construction decisions and determine the appropriate weight for each investment. Prior to joining EBIM, Mr. Adams was with Pioneer Investment Management from 1994 to 2006 and served as a Portfolio Manager and Head of Small Cap Investing from 2002 to 2006. Prior to joining EBIM, Mr. McPherson served as a Security Analyst with Middleton & Company from 2001 to 2002 and was a Portfolio Manager with Pioneer Investment Management from 2002 to 2006.

As of August 1, 2008, Messrs. Adams and McPherson are responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	0	0
Other pooled investment vehicles	0	0
Other accounts	814	$477.5 million

In each of the above accounts, the advisory fee payable to EBIM is not based upon the account’s performance.

Material Conflicts of Interest. When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. EBIM has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within EBIM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, EBIM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The officers and employees of EBIM and accounts in which affiliated persons have an investment interest, may at times buy or sell and have positions in securities which may be those recommended for purchase or sale to investment advisory clients. In addition, EBIM and its related persons may also give advice and take action in the performance of their duties to clients, which may differ from, or be similar to the advice given, or the timing and nature of action taken, with respect to their own accounts. EBIM may combine transaction orders placed on behalf of clients, including accounts in which affiliated persons of EBIM have an investment interest. EBIM seeks to ensure that the firm and its employees do not personally benefit from the short-term market effects of recommendations to or actions for clients through personal securities policies and procedures under our firm’s Code of Ethics.

Compensation. EBIM typically compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager’s contribution or responsibility to the team. This weighting process is based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than their fund(s).

EBIM has established procedures to mitigate these conflicts, including review of performance dispersion across all firm managed accounts and policies to monitor trading and best execution for all managed accounts and funds.

EBIM seeks to maintain a compensation program that is competitively positioned to attract and retain high caliber investment professionals. Investment professionals receive a base salary and deferred compensation along with a variable bonus based on revenues on accounts under management and the relative (pre-tax) performance (typically 1- and 3-year performance) of these accounts and various other variable forms of compensation, including stock options and an Executive benefit plan. EBIM has created a compensation plan that provides its investment professionals with long-term financial incentives and encourages them to develop their careers at EBIM. Their investment professionals are compensated as follows:

• All portfolio managers are paid base salaries that are competitive with others in their fields, based on industry surveys;

• Portfolio managers receive a variable incentive bonus based on relative (pre-tax) performance of, and revenues generated from, accounts under management;

• Additional deferred compensation plans, including restricted stock awards and stock option programs, may be provided to key investment professionals; and

• All portfolio managers generally are eligible to receive benefits from the subadviser’s parent company including a 401(k) plan, profit sharing, Long-Term Incentive Plan, Employee Stock Option Plan and Employee Stock Purchase Plan.

Mr. Adams and Mr. McPherson’s benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the Russell 2000 index for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

As of August 1, 2008, neither Mr. Adams nor Mr. McPherson owned any shares of the Fund.

F.     Portfolio Turnover and Brokerage Practices

The fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. Thus, the turnover rate may vary greatly from year to year or during periods within a year. The fund’s portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. A 100% turnover rate would occur if all the securities in the fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The fund, because it has not commenced operations, does not yet have a turnover rate.

The subadviser is responsible for the execution of the fund’s portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that the fund necessarily will be paying the lowest commission or spread available. Rather, the fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker’s facilities and any risk assumed by the executing broker.

         It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, the subadviser may give consideration to research, statistical and other services furnished by brokers or dealers, and to potential access to initial public offerings (“IPOs”) that may be made available by such broker-dealers. In addition, the subadviser may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that the subadviser determine in good faith that such commission or spread is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to the subadviser in connection with services to clients other than the fund. The fund also may purchase and sell portfolio securities to and from dealers who provide it with research services. However, portfolio transactions will not be directed by the fund to dealers on the basis of such research services.

         The subadviser may use an affiliated broker-dealer, its affiliates or certain affiliates of Eagle and EBIM as a broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to affiliates of Eagle and EBIM will not exceed “usual and customary brokerage commissions.” Rule l7e-1 under the 1940 Act defines “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”
         The subadviser also may select other brokers to execute portfolio transactions. In the OTC market, the fund generally deals with primary market makers unless a more favorable execution can otherwise be obtained. The fund, because it has not commenced operations, has not yet paid any brokerage commissions.

The fund may not buy securities from, or sell securities to, an affiliate as principal. However, the Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which an affiliate is a participant. The Board will consider the ability to recapture fund expenses on certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) and other self-regulatory organizations.

Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, the fund has expressly consented to the Distributor executing transactions on an exchange on its behalf.
         Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, EFS, the Adviser, the subadviser and the Distributor have adopted Codes of Ethics (“Codes”). These Codes permit portfolio managers and other access persons of the applicable funds to invest in securities that may be owned by the fund, subject to certain restrictions. The Codes are on public file with, and may be obtained from, the SEC.

G.      Distribution of Shares

Distribution. Heritage Fund Distributors, Inc. ("Distributor"), an indirect wholly-owned subsidiary of Raymond James Financial, Inc., will serve as the distributor of the fund. Shares of the fund will be offered through the Distributor and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks. Such dealers may be deemed to be underwriters pursuant to the 1933 Act. The Distributor and Financial Advisors or banks with whom the Distributor has entered into dealer agreements offer shares of the fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating dealers.

Distribution Agreement. The fund has adopted a Distribution Agreement pursuant to which the Distributor bears the cost of making information about the fund available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to shareholders and for maintaining shareholder accounts. The fund pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

The Distribution Agreements may be terminated at any time on 60 days written notice without payment of any penalty by either party. The fund may effect such termination by vote of a majority of the outstanding voting securities of the fund or by vote of a majority of the Independent Trustees. For so long as either Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

Rule 12b-1 Distribution Plan. The fund has adopted a Distribution Plan under Rule 12b-1 for each class of shares (each a “Plan” and collectively the “Plans”). These Plans permit the fund to pay the Distributor the monthly distribution and service fee out of the fund’s net assets to finance activity that is intended to result in the sale and retention of each class of shares. The fund uses all Class A, Class C and Class R-3 12b-1 fees to pay the Distributor. Each Plan was approved by the Board, including a majority of the Trustees who are not interested persons of the fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the “Independent Trustees”). In approving such Plans, the Board determined that there is a reasonable likelihood that the fund and its shareholders will benefit from each Plan. Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of the fund. The Board reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in a Plan that would increase materially the distribution cost to a class requires shareholder approval of that class.

The Distribution Agreements and each Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose. If a Plan is terminated, the obligation of the fund to make payments to the Distributor pursuant to the Plan will cease and the fund will not be required to make any payment past the date the Plan terminates.

The Distributor and other financial intermediaries have agreements to provide certain services on behalf of the fund. Such services include, but are not limited to, account opening, record retention, processing cash receipts from and disbursements to shareholders and preparing account statements.

As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class A shares and in connection with personal services rendered to Class A shareholders and the maintenance of Class A shareholder accounts, the fund may pay the Distributor distribution and service fees of up to 0.35% of the fund’s average daily net assets attributable to Class A shares of the fund. Currently, the fund pays the Distributor a fee of up to 0.25% of its average daily net assets attributable to Class A shares. These fees are computed daily and paid monthly. The Distributor, on Class C shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase.

As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class C shares and in connection with personal services rendered to Class C shareholders and the maintenance of Class C shareholder accounts, the fund pays the Distributor a service fee of 0.25% and a distribution fee of 0.75% of the fund’s average daily net assets attributable to Class C shares. These fees are computed daily and paid monthly. The fund, because it has not commenced operations, has not yet paid any 12b-1 fees to the Distributor.

H.      Payments to Dealers

The Distributor may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with the Distributor during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be “underwriters” as that term is defined under the 1933 Act.

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 fees discussed above. In addition to those payments, Eagle or one or more of its corporate affiliates (collectively, the “Affiliates”) may make additional cash payments to intermediaries in connection with the promotion and sale of shares of the fund. Affiliates make these payments from their own resources, which in the case of the Distributor may include the retention of underwriting concessions and payments the Distributor receives under the Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Many financial advisors that sell shares of funds receive one or more types of these cash payments. Financial advisors negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial advisor to another. Affiliates do not make an independent assessment of the cost of providing such services.

In this context, “financial advisors” include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with one or more of the Affiliates.

Revenue Sharing Payments. Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of funds. The benefits that Affiliates receive when they make these payments include, among other things, placing funds on the financial advisor's funds sales system, placing funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial advisor for including funds in its fund sales system (on its “sales shelf”). Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor.

The revenue sharing payments Affiliates make may be calculated on sales of shares of funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable funds attributable to that particular financial advisor (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of funds and Asset-Based Payments primarily create incentives to retain previously sold shares of funds in investor accounts. Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. Affiliates also may make payments to certain financial advisors that sell fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets. Affiliates also may make payments to certain financial advisors that sell fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that Affiliates may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial advisor, payment of networking fees, or one-time payments for ancillary services such as setting up funds on a financial advisor's mutual fund trading systems.

Other Cash Payments. From time to time, Affiliates, at their expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the fund. This additional compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Affiliates make payments for entertainment events they deem appropriate, subject to Affiliate guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship. Such compensation provided by Affiliates may include financial assistance to financial advisors that enable Affiliates to

•	participate in an/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees;
•	client entertainment, client and investor events, and other financial advisor-sponsored events; and
•	travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips.

Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of funds or retain shares of funds in their clients' accounts, Affiliates benefit from the incremental management and other fees paid to Affiliates by the fund with respect to those assets.

In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this SAI. You can ask your financial advisor about any payments it receives from Affiliates or the fund, as well as about fees and/or commissions it charges.

I.      Additional Services to the Fund

Administrative, Fund Accounting and Transfer Agent Services. Upon commencement of the Fund’s operations, Eagle and EFS, subject to the control of the Board, will:

•	manage, supervise and conduct the administrative and business affairs of the fund;

•	furnish office space and equipment;

•	oversee the activities of the subadvisers and the Custodian; and

•	pay all salaries, fees and expenses of officers and Trustees of the fund who are affiliated with Eagle.

EFS is the transfer and dividend disbursing agent for the fund and provides certain shareholder servicing activities for customers of the fund. In addition, EFS also is the fund accountant for the fund. The fund pays directly for fund accounting and transfer agent services. The fund, because it has not commenced operations, has not yet paid any service fees to the fund accountant or transfer agent.

Custodian. State Street Bank and Trust Company, P.O. Box 1912, Boston, Massachusetts 02105, serves as custodian of the fund’s assets. The Custodian also provides portfolio accounting and certain other services for the fund.

Legal Counsel. K&L Gates LLP, 1601 K Street NW, Washington, D.C. 20006, serves as counsel to the fund.

Independent Registered Certified Public Accounting Firm. PricewaterhouseCoopers LLP, 4221 W. Boy Scout Blvd., Suite 200, Tampa, Florida 33607, is the independent registered certified public accounting firm for the funds.

J.      Potential Liability

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the fund. To protect its shareholders, the fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the fund. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the fund or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the fund’s obligations, the fund is required to use its property to protect or compensate the shareholder. On request, the fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

APPENDIX A

Investment Types Glossary

Equity Securities:

Common Stocks. Common stocks represent the residual ownership interest in the issuer. They are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations, including preferred stock, are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, increases as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Please see the discussion of “Investment Grade/Lower Rated Securities” below for additional information.

Preferred Stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Real Estate Investment Trusts (“REITs”).Equity REITs own real estate properties, and their revenue comes principally from rent. Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans. Hybrid REITs combine characteristics of both equity and mortgage REITs. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Warrants and Rights. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Debt Securities:

Debt Securities.The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors that could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an increase in the Federal budget deficit or an increase in the price of commodities such as oil.

Fixed and Floating Rate Loans. Fixed and floating rate loans (“Loans”) are loans arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). Loans may be in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). These investments are considered to be investments in debt securities.

Foreign Debt Securities. A foreign debt security may have fixed and floating rate income securities (including emerging market securities), all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated).

Investment Grade/Lower Rated Securities:

Investment Grade Securities. Investment grade securities include securities rated BBB or above by Standard & Poor’s (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, are deemed to be of comparable quality by a fund’s subadviser.

Lower Rated / High-Yield Securities. Lower rated/high-yield securities are securities rated below investment grade, i.e., rated below BBB or Baa by S&P and Moody’s, respectively, or unrated securities determined to be below investment grade by its subadviser. These securities are commonly referred to as “high yield securities” and are deemed to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. These securities are subject to specific risks that may not be present with investments of higher grade securities.

Short-Term Money Market Instruments:

Bankers’ Acceptances.Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Maturities on bankers’ acceptances that are eligible for purchase usually range from 20 to 180 days but may extend for longer periods.

Certificates of Deposit (“CDs”). CDs available for investment by the funds are issued by domestic institutions with assets in excess of $1 billion. The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current Federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See Appendix B for a description of commercial paper ratings.

Repurchase and Reverse Repurchase Agreements:

Repurchase Agreements. A repurchase agreement is a transaction in which a fund purchases securities and commits to resell the securities to the original seller at an agreed upon date. The resale price reflects a market rate of interest that is unrelated to the coupon rate or maturity of the purchased securities.

Reverse Repurchase Agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a mutually agreed to price. If required, at the time a fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).

U.S. Government and Zero Coupon Securities:

U.S. Government Securities. U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchases certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates.

Zero Coupon Securities and Pay In Kind Bonds. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value, which discount rate varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities. Pay-in-kind bonds may also be issued by a wide variety of corporate and governmental issuers.

Foreign Securities Exposure:

Depositary Receipts. Sponsored or unsponsored European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), Special Drawing Rights (“SDRs”) or other similar securities represent interests in or convertible into securities of foreign issuers (collectively, “Depositary Receipts”). Depositary Receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted and are subject to foreign securities risks, as discussed below.

EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement.

Euro/Yankee Bonds. International Equity may invest in dollar-denominated bonds issued by foreign branches of domestic banks (“Eurobonds”) and dollar-denominated bonds issued by a U.S. branch of a foreign bank and sold in the United States (“Yankee bonds”).

Eurodollar Certificates. Growth and Income may purchase CDs issued by foreign branches of domestic and foreign banks. Domestic and foreign Eurodollar certificates, such as CDs and time deposits, may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation or governmental regulation.

American Depositary Receipts (“ADRs”):

Sponsored and unsponsored ADRs are receipts that represent interests in, or are convertible into, securities of foreign issuers. These receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted.

ADRs may be purchased through “sponsored” or “unsponsored” facilities and also include New York Shares (“NYRs”). A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For purposes of certain investment limitations, ADRs are considered to be foreign securities and are subject to many of the risks inherent in investing in foreign securities, as discussed previously.

Hedging Instruments - Futures, Forwards, Options and Hedging Transactions:

General Description. Certain financial instruments (“Hedging Instruments”), include futures contracts (sometimes referred to as “futures”), options, options on futures and forward currency contracts, to attempt to hedge the fund’s investment portfolio as discussed below.

Hedging strategies can be broadly categorized as “short hedges” and “long hedges.” A short hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund’s investment portfolio. Thus, in a short hedge, a fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. A long hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged.

Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Hedging Instruments on indices may be used to hedge broad market sectors.

Options:

Options may include options on securities, equity and debt indices and currencies.

Characteristics of Options Trading. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

Futures and Options on Futures:

Guidelines and Characteristics of Futures and Options on Futures Trading.The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

Stock Index Futures. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

The risk of imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund’s portfolio diverges from the securities included in the applicable index. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures contracts, a fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the stock index. It is also possible that, where a fund has sold futures contracts to hedge its securities against decline in the market, the market may advance and the value of securities held by the fund may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

Where stock index futures contracts are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead. If a fund then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Forward Currency Contracts. A forward currency contract involves an obligation of a fund to purchase or sell specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Forward currency transactions may serve as long hedges – for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire. Forward currency contract transactions also may serve as short hedges – for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Combined Transactions. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund’s options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, and increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars:

A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential between or among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of a reference index. The purchaser of a cap is entitled to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchaser of a floor is entitled to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate of amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Options on Swap Agreements:

A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swap options. Depending on the terms of a particular option agreement, the fund may incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a swap option, upon the exercise of the option, the fund will become obligated according to the terms of the underlying agreement.

Index Securities:

Index Securities. Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”), but are traded on an exchange like shares of common stock. The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the pro rata value of the index it tracks. Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks.

APPENDIX B

COMMERCIAL PAPER RATINGS

The rating services’ descriptions of commercial paper ratings in which the fund may invest are:

Description of Moody’s Investors Service, Inc. Commercial Paper Debt Ratings

Prime-l. Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor’s Commercial Paper Ratings

A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

A-2. Capacity for timely payment of issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

CORPORATE DEBT RATINGS

The rating services’ descriptions of corporate debt ratings in which the fund may invest are:

Description of Moody’s Investors Service, Inc. Corporate Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, C - Debt rated “BB,” “B,” “CCC,” “CC,” and “C” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

B - Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-” rating.

CCC - Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

CC - The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

C - The rating “C” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC-” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating “CI” is reserved for income bonds on which no interest is being paid.

D - Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PART C. OTHER INFORMATION

Item 23.     Exhibits

(a)		Declaration of Trust[1]
(b)		Bylaws[1]
(c)		Shareholders' rights are contained in Articles III, VIII, X and XI of the Registrant’s Declaration of Trust and Articles III, V and VI of the Registrant’s Bylaws
(d)	(i)	Form of Investment Advisory Agreement between Registrant and Heritage Asset Management, Inc. (“Heritage”)[8]
	(ii)	Amended Schedule A to Investment Advisory Agreement between Registrant and Heritage – filed herewith
	(iii)	Form of Subadvisory Agreement between Heritage and Eagle Asset Management, Inc.[8]
	(iv)	Form of Subadvisory Agreement between Heritage and Awad Asset Management, Inc.[8]
	(v)	Amended Schedule A to Subadvisory Agreement between Heritage and Eagle Boston Investment Management, Inc. (formerly Awad Asset Management, Inc.) – filed herewith
	(vi)	Form of Subadvisory Agreement between Heritage and Julius Baer Investment Management LLC[8]
	(vii)	Expense Limitation Agreement[9]
(e)		Form of Distribution Agreement between Heritage Series Trust and Heritage Fund Distributors, Inc.[8]
(f)		Bonus, profit sharing or pension plans – none
(g)	(i)	Custodian Agreement[1]
	(ii)	Amended Fee Schedule to the Custodian Agreement[5]
(h)	(i)	Transfer Agency and Service Agreement[2]
	(ii)	Amended Fee Schedule to the Transfer Agency and Service Agreement[7]
	(iii)	Amended and Restated Heritage Funds Accounting and Pricing Service Agreement[5]
	(iv)	Amended and Restated Heritage Funds Accounting and Pricing Service Agreement - filed herewith
	(v)	Form of Administration Agreement[8]
	(vi)	Amended Schedule A to Administration Agreement[10]
(i)		Opinion and consent of counsel – filed herewith
(j)		Consent of Independent Registered Certified Public Accounting Firm – filed herewith
(k)		Financial statements omitted from prospectus – none
(l)		Letter of investment intent[1]
(m)	(i)	Class A Distribution Plan pursuant to Rule 12b-1[3]
	(ii)	Amended Schedule A to Class A Rule 12b-1 Plan[4]
	(iii)	Amended Schedule A to Class A Rule 12b-1 Plan[10]
	(iv)	Class C Distribution Plan pursuant to Rule 12b-1[3]
	(v)	Amended Schedule A to Class C Rule 12b-1 Plan[4]
	(vi)	Amended Schedule A to Class C Rule 12b-1 Plan[10]
	(vii)	Class I Distribution and Service Plan pursuant to Rule 12b-1[5]
	(viii)	Class R-3 Distribution and Service Plan pursuant to Rule 12b-1[5]
	(ix)	Amended Schedule A to Class R-3 Rule 12b-1 Plan[10]
	(x)	Class R-5 Distribution and Service Plan pursuant to Rule 12b-1 Plan[5]
(n)	(i)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3[9]
	(ii)	Amended Appendix A to Rule 18f-3 Plan[10]
(p)	(i)	Code of Ethics for Heritage Asset Management, Inc., Heritage Family of Funds, and Heritage Fund Distributors, Inc.[9]
	(ii)	Code of Ethics for Eagle Asset Management, Inc.[6]
	(iii)	Code of Ethics for Awad Asset Management, Inc.[6]
	(iv)	Code of Ethics for Julius Baer Investment Management LLC[8]
Other Exhibits
Power of Attorney[9]

___________________________

[1]	Incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, SEC File No. 033-57986, filed previously via EDGAR on November 30, 1995.
[2]	Incorporated by reference from Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on November 1, 2002.
[3]	Incorporated by reference from Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on December 30, 2004.
[4]	Incorporated by reference from Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on April 4, 2005.
[5]	Incorporated by reference from Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on October 31, 2005.
[6]	Incorporated by reference from Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on December 29, 2005.
[7]	Incorporated by reference from Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on October 30, 2006.
[8]	Incorporated by reference from Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A, SEC File No. 033-57986, filed previously on January 2, 2007.
[9]	Incorporated by reference from Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A, SEC File No. 033-57986, filed previously on February 29, 2008.
[10]	Incorporated by reference from Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A, SEC File No. 033-57986, filed previously on September 12, 2008.

Item 24.     Persons Controlled by or under Common Control with Registrant

None.

Item 25.     Indemnification

Article XI, Section 2 of Heritage Series Trust’s Declaration of Trust provides that:

(a)     Subject to the exceptions and limitations contained in paragraph (b) below:

(i)     every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as “Covered Person”) shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)     the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)     No indemnification shall be provided hereunder to a Covered Person:

(i)     who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)     in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

(c)     The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)     Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

(i)     such Covered Person shall have provided appropriate security for such undertaking;

(ii)     the Trust is insured against losses arising out of any such advance payments; or

(iii)     either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Paragraph 8 of the Investment Advisory Agreement of Heritage Series Trust (“Advisory Agreement”) between the Trust and Heritage Asset Management, Inc. (“Heritage”) provides that, Heritage shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Series in connection with the matters to which the Advisory Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Heritage, who may be or become an officer, Board member, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Heritage even though paid by it.

Paragraph 9 of the Subadvisory Agreement (“Subadvisory Agreement”) between Heritage and Eagle Asset Management, Inc. (“Subadvisers”) provides that, in the absence of willful misfeasance, bad faith or negligence on the part of the Subadvisers, or reckless disregard of its obligations and duties under the Subadvisory Agreement, the Subadvisers shall not be subject to any liability to Heritage, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

Paragraph 9 of the Subadvisory Agreement (“Subadvisory Agreement”) between Heritage and Awad Asset Management, Inc. (“Subadvisers”) provides that, in the absence of willful misfeasance, bad faith or negligence on the part of the Subadvisers, or reckless disregard of its obligations and duties under the Subadvisory Agreement, the Subadvisers shall not be subject to any liability to Heritage, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

Paragraph 9 of the Subadvisory Agreement (“Subadvisory Agreement”) between Heritage and Julius Baer Investment Management LLC (“Subadviser”) provides that, in the absence of willful misfeasance, bad faith or negligence on the part of the Subadviser, or reckless disregard of its obligations and duties under the Subadvisory Agreement, the Subadviser shall not be subject to any liability to Heritage, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

Paragraph 9 of the Form of Distribution Agreement with Heritage Fund Distributors, Inc. (“Distributor”) provides that the Trust agrees to indemnify, defend and hold harmless the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in this Agreement be construed so as to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

Paragraph 12 of the Administration Agreement between the Trust and Heritage Asset Management, Inc. (the "Administrator") states that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Administrator, who may be or become an officer, trustee, employee or agent of a Trust shall be deemed, when rendering services to any Trust or acting in any business of a Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Administrator even though paid by it.

Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement (“Accounting Agreement”) between the Trust and Heritage Asset Management, Inc. (“Heritage”) provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or (ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage’s own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and be governed by the final adjudication of such issue.

Item 26.      I.  Business and Other Connections of Investment Adviser

Heritage Asset Management, Inc. is a Florida corporation that offers investment management services. Heritage provides investment advisory services to all Funds of the Trust. Heritage’s offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33716. Information as to the directors and officers of Heritage is included in its current Form ADV filed with the SEC (File No. 801-25067). Raymond James Financial, Inc. (“RJF”) owns all shares of stock of Heritage.

II.  Business and Other Connections of Subadvisers

Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by RJF. Eagle is primarily engaged in the investment advisory business. Eagle provides subadvisory services to the Core Equity, Diversified Growth, Mid Cap Stock and Small Cap Stock Funds. Eagle’s offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33716. Information as to the officers and directors of Eagle is included in its current Form ADV filed with the SEC (File No. 801-21343).

Eagle Boston Investment Management, Inc., previously known as Awad Asset Management, Inc.., is a registered investment adviser. Eagle Boston is a wholly owned subsidiary of Eagle Asset Management, Inc. Eagle Boston provides subadvisory services to the Small Cap Stock Fund and the Small Cap Core Value Fund. Eagle Boston’s offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33716. Information as to the officers and directors of Eagle Boston is included in the current Form ADV filed with the SEC (File No. 801-55776).

Artio Global Management LLC, previously known as Julius Baer Investment Management LLC, 330 Madison Avenue, New York, New York 10017, is a registered investment adviser. Artio is primarily engaged in the investment advisory business. Artio provides advisory services to the International Equity Fund. Information as to the officers and directors of Artio is included in the current Form ADV filed with the SEC (File No. 801-18766).

Item 27.     Principal Underwriter

(a)     Heritage Fund Distributors, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716, is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust. Heritage Asset Management, Inc. owns 75% of the shares of the stock of Heritage Fund Distributors.

(b)     The directors and officers of the Registrant’s principal underwriter are:

Name	Positions & Offices with Underwriter	Position with Registrant
Richard J. Rossi	Director/President	None
Stephen G. Hill	Director/Vice President	President
Richard B. Franz	Director/Treasurer	None
Andrea N. Mullins	Assistant Treasurer	Treasurer, Principal Financial Officer and Secretary
Damian Sousa	Chief Compliance Officer	None
Deborah Malina	Secretary	Assistant Secretary
Mathew J. Calabro	Senior Vice President	Senior Vice President and Principal Executive Officer

The business address for each of the above directors and officers is 880 Carillon Parkway, St. Petersburg, Florida 33716.

Item 28.     Location of Accounts and Records

For the Small Cap Stock Fund, the Small Cap Core Value Fund, the Mid Cap Stock Fund, the Diversified Growth Fund and the Core Equity Fund, the books and other documents required by Rule 31a-1 under the Investment Company Act of 1940, as amended (“1940 Act”), are maintained by Heritage at 880 Carillon Parkway, St. Petersburg, Florida 33716. For the International Equity Fund, the books and other documents required by Rule 31a-1 under the 1940 Act are maintained by the Portfolio’s custodian, State Street Bank & Trust Company. Prior to March 1, 1994 the Trust’s Custodian maintained the required records for the Small Cap Stock Fund, except that Heritage maintained some or all of the records required by the 1940 Act; and the Subadviser will maintain some or all of the records required by the 1940 Act.

Item 29.     Management Services

None.

Item 30.     Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the day of September 12, 2008.

HERITAGE SERIES TRUST

By: /s/ Mathew J. Calabro
Mathew J. Calabro, Senior Vice President,
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Stephen G. Hill Stephen G. Hill	President	September 12, 2008
/s/ Richard K. Riess* Richard K. Riess	Trustee	September 12, 2008
/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	September 12, 2008
/s/ C. Andrew Graham* C. Andrew Graham	Trustee	September 12, 2008
/s/ Lincoln Kinnicutt* Lincoln Kinnicutt	Trustee	September 12, 2008
/s/ William J. Meurer* William J. Meurer	Trustee	September 12, 2008
/s/ James L. Pappas* James L. Pappas	Trustee	September 12, 2008
/s/ Deborah L. Talbot* Deborah L. Talbot	Trustee	September 12, 2008
/s/ Andrea N. Mullins Andrea N. Mullins	Principal Financial Officer	September 12, 2008
*By: /s/ Mathew J. Calabro Mathew J. Calabro, Attorney-In-Fact

EXHIBIT INDEX

Exhibit	Description
EX-99.d	Amended Schedule A to Investment Advisory Agreement between Registrant and Heritage
EX-99.d	Amended Schedule A to Subadvisory Agreement between Heritage and Eagle Boston Investment Management, Inc. (formerly Awad Asset Management, Inc.)
EX-99.h	Amended and Restated Heritage Funds Accounting and Pricing Service Agreement
EX-99.i	Opinion and consent of counsel
EX-99.j	Consent of Independent Registered Certified Public Accounting Firm